UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

 (Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip Code)

Paul J. Battaglia 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 through October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Equity Series - Class S ticker: EXEYX

This annual shareholder report contains important information about Class S of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$110	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI USA IMI Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return benefited from its focus within the U.S. equity market. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative standpoint, stock selection was the primary driver of underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Equity Series - S	9.87%	12.56%	12.94%
MSCI USA IMI Index	20.52%	16.4%	13.64%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$66,749,810
Number of Holdings	37
Portfolio Turnover (for the year ended 10/31/25)	59%
Total Advisory Fees Paid (net of reimbursements)	$327,818

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

Communication Services, 8.1%
Consumer Discretionary, 8.1%
Financials, 20.9%
Health Care, 11.7%
Industrials, 11.4%
Information Technology, 30.2%
Materials, 5.1%
Real Estate, 2.8%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Equity Series - Class W ticker: MEYWX

This annual shareholder report contains important information about Class W of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds . You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI USA IMI Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return benefited from its focus within the U.S. equity market. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative standpoint, stock selection was the primary driver of underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Equity Series - W	10.98%	13.70%	13.70%
MSCI USA IMI Index	20.52%	16.4%	13.64%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$66,749,810
Number of Holdings	37
Portfolio Turnover (for the year ended 10/31/25)	59%
Total Advisory Fees Paid (net of reimbursements)	$327,818

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Overseas Series - Class S ticker: MNOSX

This annual shareholder report contains important information about Class S of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Positioning

We continue to observe an attractive economic backdrop for equity markets in many regions outside the U.S. As such, we have continued to position non-U.S. equity portfolios with a degree of economic sensitivity to capture those tailwinds, while simultaneously reflecting a bias toward high-quality businesses with sustainable profitability and inherent drivers of growth.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 21, 2018 (the inception date of the Class S shares), performance for the Class S shares is hypothetical and is based on the historical performance of the Class I shares adjusted for the Class S shares’ charges and expenses.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Overseas Series - S	10.55%	6.88%	6.68%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

Communication Services, 8.4%
Consumer Discretionary, 16.8%
Consumer Staples, 2.6%
Financials, 17.0%
Health Care, 11.7%
Industrials, 8.5%
Information Technology, 17.4%
Materials, 11.1%
Utilities, 2.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Overseas Series - Class I ticker: EXOSX

This annual shareholder report contains important information about Class I of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Positioning

We continue to observe an attractive economic backdrop for equity markets in many regions outside the U.S. As such, we have continued to position non-U.S. equity portfolios with a degree of economic sensitivity to capture those tailwinds, while simultaneously reflecting a bias toward high-quality businesses with sustainable profitability and inherent drivers of growth.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Overseas Series - I	10.89%	7.20%	7.00%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-Z-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Overseas Series - Class Z ticker: MNOZX

This annual shareholder report contains important information about Class Z of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$69	0.65%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Positioning

We continue to observe an attractive economic backdrop for equity markets in many regions outside the U.S. As such, we have continued to position non-U.S. equity portfolios with a degree of economic sensitivity to capture those tailwinds, while simultaneously reflecting a bias toward high-quality businesses with sustainable profitability and inherent drivers of growth.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through May 1, 2018 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class I shares. Because the Class Z shares invest in the same portfolio of securities as the Class I shares, performance will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Overseas Series - Z	11.02%	7.31%	7.09%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-Z-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Conservative - Class S ticker: EXDAX

This annual shareholder report contains important information about Class S of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$93	0.90%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - S	6.56%	3.71%	4.38%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third-party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third-party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Conservative - Class I ticker: MNCIX

This annual shareholder report contains important information about Class I of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - I	6.90%	3.97%	4.63%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third-party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third-party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Conservative - Class R ticker: MNCRX

This annual shareholder report contains important information about Class R of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - R	6.38%	3.51%	4.15%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third-party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third-party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Conservative - Class L ticker: MNCCX

This annual shareholder report contains important information about Class L of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$167	1.62%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - L	5.87%	2.98%	3.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third-party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third-party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Conservative - Class W ticker: MNCWX

This annual shareholder report contains important information about Class W of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark

.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - W	7.46%	4.55%	4.94%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third-party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third-party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Moderate - Class S ticker: EXBAX

This annual shareholder report contains important information about Class S of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds . You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.07%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - S	7.30%	4.83%	5.42%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

Financials, 12.9%
Information Technology, 11.3%
Health Care, 7.7%
Consumer Discretionary, 6.4%
Industrials, 5.5%
Materials, 4.2%
Communication Services, 3.3%
Real Estate, 2.5%
Utilities, 1.9%
Energy, 1.7%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Moderate - Class I ticker: MNMIX

This annual shareholder report contains important information about Class I of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - I	7.56%	5.09%	5.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Moderate - Class R ticker: MNMRX

This annual shareholder report contains important information about Class R of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - R	7.08%	4.62%	5.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Moderate - Class L ticker: MNMCX

This annual shareholder report contains important information about Class L of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$188	1.82%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - L	6.56%	4.07%	4.66%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Moderate - Class W ticker: MNMWX

This annual shareholder report contains important information about Class W of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - W	8.34%	5.84%	6.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Extended - Class S ticker: MNBAX

This annual shareholder report contains important information about Class S of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$107	1.03%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - S	7.68%	5.96%	6.60%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

Information Technology, 14.8%
Financials, 13.1%
Health Care, 9.6%
Consumer Discretionary, 8.2%
Industrials, 7.2%
Materials, 5.4%
Communication Services, 4.0%
Real Estate, 1.9%
Utilities, 1.4%
Energy, 1.2%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Extended - Class I ticker: MNBIX

This annual shareholder report contains important information about Class I of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - I	7.94%	6.22%	6.85%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Extended - Class R ticker: MNBRX

This annual shareholder report contains important information about Class R of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.28%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - R	7.40%	5.70%	6.33%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Extended - Class L ticker: MNECX

This annual shareholder report contains important information about Class L of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$186	1.80%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - L	6.82%	5.16%	5.79%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Extended - Class W ticker: MNBWX

This annual shareholder report contains important information about Class W of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - W	8.64%	6.94%	7.24%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Maximum - Class S ticker: EXHAX

This annual shareholder report contains important information about Class S of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$116	1.10%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - S	10.45%	9.62%	9.75%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Maximum - Class I ticker: MNHIX

This annual shareholder report contains important information about Class I of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - I	10.68%	9.90%	10.03%
MSCI USA IMI Index	20.52%	16.4%	13.64%
65/20/15 Blended Index	19.31%	12.89%	10.79%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Maximum - Class R ticker: MNHRX

This annual shareholder report contains important information about Class R of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$138	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-R-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - R	10.19%	9.39%	9.51%
MSCI USA IMI Index	20.52%	16.4%	13.64%
65/20/15 Blended Index	19.31%	12.89%	10.79%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Maximum - Class L ticker: MNHCX

This annual shareholder report contains important information about Class L of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$192	1.83%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-L-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - L	9.62%	8.81%	8.94%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Pro-Blend® Maximum - Class W ticker: MNHWX

This annual shareholder report contains important information about Class W of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Positioning

We believe the outlook for economic growth and inflation is relatively balanced, with risks and potential rewards largely offsetting one another. While equity valuations remain elevated by historical standards, they are generally supported by continued earnings growth. Within the equity allocation, we maintain high conviction in a diversified portfolio emphasizing durable themes such as software as a service (SaaS), health care, and an overall quality orientation. On the fixed income side, we continue to favor securitized debt, particularly senior tranches backed by strong fundamentals and low credit risk, while remaining cautious on corporate credit given elevated valuations. Overall, we believe the Series’ balanced mix of assets provides a compelling risk/reward profile in an evolving market environment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend Maximum Term Series	11.51%	10.73%	10.48%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of each index sponsor (MSCI and Bloomberg), their affiliates ('Index Sponsors') and/or their third party suppliers and has been licensed for use by Manning & Napier. The Index Sponsors and their third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Disciplined Value Series - Class S ticker: MDFSX

This annual shareholder report contains important information about Class S of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$82	0.78%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Positioning

The strategy will remain invested in financially sound companies with sustainable dividend policies trading at attractive valuations. The valuation component seeks to identify companies that trade at an attractive price relative to their underlying earnings power (e.g., free cash flow). We believe that investing in companies with both favorable valuations and a commitment to returning capital to shareholders via dividends results in a strategy that not only provides the potential for competitive returns in positive market environments but also offers downside risk management during market downturns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through the inception of Class S on September 21, 2018 the performance is hypothetical and is based on the historical performance of Class I shares adjusted for Class S shares’ charges and expenses.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Disciplined Value Series - S	9.12%	11.93%	9.91%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-S-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

Communication Services, 1.0%
Consumer Discretionary, 4.5%
Consumer Staples, 8.4%
Energy, 15.1%
Financials, 25.8%
Health Care, 17.3%
Industrials, 13.2%
Information Technology, 5.2%
Materials, 8.4%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Disciplined Value Series - Class I ticker: MNDFX

This annual shareholder report contains important information about Class I of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Positioning

The strategy will remain invested in financially sound companies with sustainable dividend policies trading at attractive valuations. The valuation component seeks to identify companies that trade at an attractive price relative to their underlying earnings power (e.g., free cash flow). We believe that investing in companies with both favorable valuations and a commitment to returning capital to shareholders via dividends results in a strategy that not only provides the potential for competitive returns in positive market environments but also offers downside risk management during market downturns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Disciplined Value Series - I	9.29%	12.14%	10.15%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-I-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Disciplined Value Series - Class W ticker: MDVWX

This annual shareholder report contains important information about Class W of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$16	0.15%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Positioning

The strategy will remain invested in financially sound companies with sustainable dividend policies trading at attractive valuations. The valuation component seeks to identify companies that trade at an attractive price relative to their underlying earnings power (e.g., free cash flow). We believe that investing in companies with both favorable valuations and a commitment to returning capital to shareholders via dividends results in a strategy that not only provides the potential for competitive returns in positive market environments but also offers downside risk management during market downturns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March, 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class I shares. Because the Class W shares invest in the same portfolio of securities as the Class I shares, performance for the respective shares will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Disciplined Value Series - W	9.80%	12.61%	10.47%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-W-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-Z-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Disciplined Value Series - Class Z ticker: MDVZX

This annual shareholder report contains important information about Class Z of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$47	0.45%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Positioning

The strategy will remain invested in financially sound companies with sustainable dividend policies trading at attractive valuations. The valuation component seeks to identify companies that trade at an attractive price relative to their underlying earnings power (e.g., free cash flow). We believe that investing in companies with both favorable valuations and a commitment to returning capital to shareholders via dividends results in a strategy that not only provides the potential for competitive returns in positive market environments but also offers downside risk management during market downturns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March, 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class I shares. Because the Class Z shares invest in the same portfolio of securities as the Class I shares, performance for the respective shares will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Disciplined Value Series - Z	9.49%	12.30%	10.25%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-Z-10/25-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-S-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

annual shareholder report Rainier International Discovery Series - Class S ticker: RISAX

This annual shareholder report contains important information about Class S of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$156	1.40%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Positioning

Despite elevated geopolitical turmoil around the world, the Rainier team continues to see pockets of opportunity. Geographically, the portfolio remains overweight to Europe while exposure to Japan has also continued to steadily increase and is not only the largest absolute weight in the portfolio but also now a relative overweight. Emerging market exposure is underweight relative to market, including both India and Taiwan specifically, though the team is still finding opportunities in emerging countries. The Rainier team continues to believe that non-US markets currently offer robust runways for growth and continue to uncover compelling investment opportunities with strong fundamentals and attractive valuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods between November 30, 2012 and August 21, 2017, performance for Class S is based on the historical performance of the Predecessor Fund’s Class A Shares; performance prior to November 30, 2012 is based on the historical performance of the Predecessor Fund’s Institutional Shares and adjusted for the Predecessor Fund’s Class A Shares expenses. If the sales charges were reflected or if performance had been adjusted to reflect the Class S Shares’ expenses, the performance would have been different depending on total expenses incurred by the Predecessor Fund.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - S	23.49%	4.93%	7.37%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-S-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-I-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

annual shareholder report Rainier International Discovery Series - Class I ticker: RAIIX

This annual shareholder report contains important information about Class I of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.15%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Positioning

Despite elevated geopolitical turmoil around the world, the Rainier team continues to see pockets of opportunity. Geographically, the portfolio remains overweight to Europe while exposure to Japan has also continued to steadily increase and is not only the largest absolute weight in the portfolio but also now a relative overweight. Emerging market exposure is underweight relative to market, including both India and Taiwan specifically, though the team is still finding opportunities in emerging countries. The Rainier team continues to believe that non-US markets currently offer robust runways for growth and continue to uncover compelling investment opportunities with strong fundamentals and attractive valuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods prior to August 21, 2017, performance for the Class I Shares is based on the historical performance of the Predecessor Fund’s Institutional Shares, and will differ to the extent that the Predecessor Fund’s Institutional Shares had a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - I	23.85%	5.20%	7.65%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-I-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-W-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

annual shareholder report Rainier International Discovery Series - Class W ticker: RAIWX

This annual shareholder report contains important information about Class W of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Positioning

Despite elevated geopolitical turmoil around the world, the Rainier team continues to see pockets of opportunity. Geographically, the portfolio remains overweight to Europe while exposure to Japan has also continued to steadily increase and is not only the largest absolute weight in the portfolio but also now a relative overweight. Emerging market exposure is underweight relative to market, including both India and Taiwan specifically, though the team is still finding opportunities in emerging countries. The Rainier team continues to believe that non-US markets currently offer robust runways for growth and continue to uncover compelling investment opportunities with strong fundamentals and attractive valuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class I shares. Because the Class W shares invest in the same portfolio of securities as the Class I shares, performance will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - W	25.11%	6.31%	8.40%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-W-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-Z-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

annual shareholder report Rainier International Discovery Series - Class Z ticker: RAIRX

This annual shareholder report contains important information about Class Z of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$112	1.00%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Positioning

Despite elevated geopolitical turmoil around the world, the Rainier team continues to see pockets of opportunity. Geographically, the portfolio remains overweight to Europe while exposure to Japan has also continued to steadily increase and is not only the largest absolute weight in the portfolio but also now a relative overweight. Emerging market exposure is underweight relative to market, including both India and Taiwan specifically, though the team is still finding opportunities in emerging countries. The Rainier team continues to believe that non-US markets currently offer robust runways for growth and continue to uncover compelling investment opportunities with strong fundamentals and attractive valuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods prior to August 21, 2017, performance for the Class Z Shares is based on the historical performance of the Predecessor Fund’s Institutional Shares, and will differ to the extent that the Predecessor Fund’s Institutional Shares had a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - Z	23.99%	5.35%	7.77%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of MSCI, its affiliates ('MSCI') and/or its third party suppliers and has been licensed for use by Manning & Napier. MSCI and its third party suppliers accept no liability in connection with its use. Data provided is not a representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. For additional disclosure information, please see: https://go.manning-napier.com/benchmark-provisions.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-Z-10/25-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annuals reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

ITEM 2:	CODE OF ETHICS

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable to the registrant due to the responses given in 2(c) and 2(d) above.

(f)	A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

All of the members of the Audit committee have been determined by the Registrant’s Board of Directors to be Audit Committee Financial Experts as defined in this item. The current members of the Audit Committee are: Eunice K. Chapon, Paul A. Brooke, John M. Glazer, Russell O. Vernon, and Chester N. Watson. All Audit Committee members are independent under applicable rules. This designation will not increase the designee’s duties, obligations or liability as compared to their duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4:	Principal Accountant Fees and Services

Principal Accountant Fees and Services

Aggregate fees for professional services rendered for the Manning & Napier Fund, Inc. (Disciplined Value Series, Equity Series, Overseas Series, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series, Pro-Blend® Maximum Term Series and Rainier International Discovery Series, collectively the “Fund”) by PricewaterhouseCoopers LLP (“PwC”) as of and for the years ended October 31, 2025 and 2024 were:

	2025	2024

Audit Fees (a)	$393,533	$389,212

Audit Related Fees (b)	$0	$0

Tax Fees (c)	$155,260	$151,475

All Other Fees (d)	$0	$0

	$548,793	$540,687

(a)	Audit Fees

These fees relate to professional services rendered by PwC for the audit of the Fund’s annual financial statements or services normally provided by the accountant in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Fund, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)	Audit-Related Fees

These fees relate to assurance and related services by PwC that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under “Audit Fees” above.

(c)	Tax Fees

These fees relate to professional services rendered by PwC for tax compliance, tax advice, tax planning and shareholder reporting.

(d)	All Other Fees

These fees relate to products and services provided by PwC other than those reported above under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended October 31, 2025 and 2024.

Non-Audit Services to the Fund’s Service Affiliates that were Pre-Approved by the Fund’s Audit Committee

The Fund’s Audit Committee is required to pre-approve non-audit services which meet both the following criteria:

i)	Directly relate to the Fund’s operations and financial reporting; and

ii)	Rendered by PwC to the Fund’s advisor, Manning & Napier Advisors, LLC, and entities in a control relationship with the advisor (“service affiliate”) that provide ongoing services to the Fund. For purposes of disclosure, Manning & Napier Investor Services, Inc. is considered to be a service affiliate.

	2025	2024

Audit Related Fees	$0	$0

Tax Fees	$0	$0

	$0	$0

There were no Audit Related fees for the year ended October 31, 2025 or October 31, 2024.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended October 31, 2025 and 2024.

Aggregate Fees

Aggregate fees billed to the Fund for non-audit services for 2025 and 2024 were $155,260 and $151,475, respectively. Aggregate fees billed to the Fund’s advisor and service affiliates for non-audit services were $0 and $0, respectively. These amounts include fees for non-audit services required to be pre-approved and fees for non-audit services that did not require pre-approval since they did not relate to the Fund’s operations and financial reporting.

The Fund’s Audit Committee has considered whether the provisions for non-audit services to the Fund’s advisor and service affiliates, which did not require pre-approval, are compatible with maintaining PwC’s independence.

(i)   Not applicable.

(j)   Not applicable.

Item 5:	Audit Committee of Listed registrants

Not applicable.

Item 6:	Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Equity Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.3%

Communication Services - 8.1%
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	10,419	$2,929,719
Meta Platforms, Inc. - Class A	3,836	2,487,070
Total Communication Services		5,416,789
Consumer Discretionary - 8.1%
Broadline Retail - 6.4%
Amazon.com, Inc.*	17,319	4,229,646
Specialty Retail - 1.7%
The TJX Companies, Inc.	8,192	1,148,027
Total Consumer Discretionary		5,377,673
Financials - 20.9%
Banks - 2.0%
JPMorgan Chase & Co.	4,370	1,359,595
Capital Markets - 10.1%
BlackRock, Inc.	1,445	1,564,660
Intercontinental Exchange, Inc.	6,625	969,171
Moody’s Corp.	2,441	1,172,412
MSCI, Inc.	1,185	697,432
Nasdaq, Inc.	14,546	1,243,538
S&P Global, Inc.	2,184	1,064,067
		6,711,280
Financial Services - 6.7%
Mastercard, Inc. - Class A	4,497	2,482,299
Visa, Inc. - Class A	5,935	2,022,292
		4,504,591
Insurance - 2.1%
First American Financial Corp.	22,063	1,379,158
Total Financials		13,954,624
Health Care - 11.7%
Biotechnology - 2.8%
Vertex Pharmaceuticals, Inc.*	4,383	1,865,273
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc.*	2,567	1,371,497
Health Care Providers & Services - 3.3%
UnitedHealth Group, Inc.	6,413	2,190,424
Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	2,705	1,534,790
Pharmaceuticals - 1.3%
Zoetis, Inc.	5,961	858,921
Total Health Care		7,820,905
Industrials - 11.4%
Aerospace & Defense - 3.6%
HEICO Corp. - Class A	3,307	819,243
L3Harris Technologies, Inc.	5,496	1,588,894
		2,408,137
Air Freight & Logistics - 2.3%
United Parcel Service, Inc. - Class B	15,814	1,524,786
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 2.6%
Rollins, Inc.	30,581	$1,761,771
Professional Services - 2.9%
TransUnion	23,826	1,934,195
Total Industrials		7,628,889
Information Technology - 30.2%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	4,819	671,480
Semiconductors & Semiconductor Equipment - 7.5%
NVIDIA Corp.	24,760	5,013,652
Software - 21.7%
Bentley Systems, Inc. - Class B	26,050	1,324,121
Cadence Design Systems, Inc.*	5,956	2,017,238
Clearwater Analytics Holdings, Inc. - Class A*	87,594	1,612,606
Microsoft Corp.	7,726	4,000,600
Salesforce, Inc.	3,377	879,405
ServiceNow, Inc.*	3,051	2,804,723
Workday, Inc. - Class A*	7,499	1,799,160
		14,437,853
Total Information Technology		20,122,985
Materials - 5.1%
Chemicals - 5.1%
Albemarle Corp.	20,646	2,028,056
The Sherwin-Williams Co.	3,971	1,369,757
Total Materials		3,397,813
Real Estate - 2.8%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. - Class A*	12,447	1,897,296

TOTAL COMMON STOCKS
(Identified Cost $48,936,798)		65,616,974

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[1]
(Identified Cost $1,248,001)	1,248,001	1,248,001
TOTAL INVESTMENTS - 100.2% (Identified Cost $50,184,799)		66,864,975
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(115,165)
NET ASSETS - 100%		$66,749,810

The accompanying notes are an integral part of the financial statements.

1

Equity Series

Investment Portfolio - October 31, 2025

*Non-income producing security.

1Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Equity Series

Statement of Assets and Liabilities

October 31, 2025

ASSETS:

Investments, at value (identified cost $50,184,799) (Note 2)	$66,864,975
Dividends receivable	10,727
Receivable for fund shares sold	817
Prepaid expenses	6,125

TOTAL ASSETS	66,882,644

LIABILITIES:

Accrued management fees[1]	26,513
Accrued fund accounting and administration fees[1]	20,107
Accrued shareholder services fees (Class S)[1]	14,054
Accrued Chief Compliance Officer service fees[1]	3,086
Accrued transfer agent fees[1]	2,625
Directors’ fees payable[1]	846
Professional fees payable	51,304
Printing fees payable	12,033
Payable for fund shares repurchased	1,042
Other payables and accrued expenses	1,224

TOTAL LIABILITIES	132,834

Commitments and contingent liabilities[1]

TOTAL NET ASSETS.	$66,749,810

NET ASSETS CONSIST OF:

Capital stock	$42,430
Additional paid-in-capital	43,432,110
Total distributable earnings (loss)	23,275,270

TOTAL NET ASSETS.	$66,749,810

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($66,742,951/4,242,454 shares)	$15.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($6,859/578 shares)	$11.86

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Statement of Operations

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Dividends	$645,575

EXPENSES:

Management fees (Note 3)	510,079
Shareholder services fees (Class S) (Note 3)	170,010
Fund accounting and administration fees (Note 3)	49,519
Chief Compliance Officer service fees (Note 3)	9,493
Directors’ fees (Note 3)	8,199
Professional fees	54,315
Registration and filing fees	37,717
Custodian fees	3,494
Miscellaneous	53,481

Total Expenses	896,307
Less reduction of expenses (Note 3)	(182,261)

Net Expenses	714,046

NET INVESTMENT LOSS	(68,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on Investments	7,538,093

Net change in unrealized appreciation (depreciation) on investments	(1,020,827)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,517,266

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,448,795

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 10/31/25	FOR THE YEAR ENDED 10/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(68,471)	$83,355
Net realized gain (loss) on investments	7,538,093	8,067,974
Net change in unrealized appreciation (depreciation) on investments	(1,020,827)	9,360,280
Net increase (decrease) from operations	6,448,795	17,511,609

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(7,676,788)	(1,990,633)
Class W	(930)	(447)
Total distributions to shareholders	(7,677,718)	(1,991,080)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(2,621,490)	(2,638,336)
Net increase (decrease) in net assets	(3,850,413)	12,882,193

NET ASSETS:

Beginning of year	70,600,223	57,718,030
End of year	$66,749,810	$70,600,223

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$15.94	$12.56	$13.13	$18.71	$14.32
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	0.02	0.02	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.55	3.80	0.96	(2.85)	5.67
Total from investment operations	1.53	3.82	0.98	(2.87)	5.65
Less distributions to shareholders:
From net investment income	(0.01)	(0.02)	—	—	(0.00)[2]
From net realized gain on investments	(1.73)	(0.42)	(1.55)	(2.71)	(1.26)
Total distributions to shareholders	(1.74)	(0.44)	(1.55)	(2.71)	(1.26)
Net asset value - End of year	$15.73	$15.94	$12.56	$13.13	$18.71
Net assets - End of year (000’s omitted)	$66,743	$70,594	$57,710	$62,848	$78,687
Total return[3]	9.87%	30.90%	7.84%	(17.78%)[4]	41.71%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.10%)	0.12%	0.16%	(0.13%)	(0.15%)
Series portfolio turnover	59%	57%	35%	44%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.27%	0.23%	0.31%	0.26%	0.24%

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.84%).

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$12.43	$9.88	$13.39	$18.87	$14.42
Income (loss) from investment operations:
Net investment income[1]	0.10	0.13	0.12	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.20	2.97	0.89	(2.90)	5.72
Total from investment operations	1.30	3.10	1.01	(2.77)	5.86
Less distributions to shareholders:
From net investment income	(0.14)	(0.13)	(2.97)	—	(0.15)
From net realized gain on investments	(1.73)	(0.42)	(1.55)	(2.71)	(1.26)
Total distributions to shareholders	(1.87)	(0.55)	(4.52)	(2.71)	(1.41)
Net asset value - End of year	$11.86	$12.43	$9.88	$13.39	$18.87
Net assets - End of year (000’s omitted)	$7	$6	$8	$7	$480
Total return[2]	10.98%	32.21%	8.98%	(17.00%)[3]	43.17%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.89%	1.17%	1.16%	0.83%	0.85%
Series portfolio turnover	59%	57%	35%	44%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	1.02%	0.98%	1.06%	1.01%	0.99%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

3Includes litigation proceeds. Excluding this amount, the total return would have been (17.06%).

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Notes to Financial Statements

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of October 31, 2025, 6.8 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

 8

Equity Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of October 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,416,789	$5,416,789	$—	$—
Consumer Discretionary	5,377,673	5,377,673	—	—
Financials	13,954,624	13,954,624	—	—
Health Care	7,820,905	7,820,905	—	—
Industrials	7,628,889	7,628,889	—	—
Information Technology	20,122,985	20,122,985	—	—
Materials	3,397,813	3,397,813	—	—
Real Estate	1,897,296	1,897,296	—	—
Short-Term Investment	1,248,001	1,248,001	—	—
Total assets	$66,864,975	$66,864,975	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or October 31, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

 9

Equity Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

 10

Equity Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $48 in management fees for Class W shares for the year ended October 31, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $182,196 and $17 for Class S and Class W shares, respectively, for the year ended October 31, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of October 31, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

 11

Equity Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	TOTAL
Class S	$196,609	$159,070	$182,196	$537,875
Class W	25	14	17	56

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $38,854,896 and $48,898,822, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE YEAR ENDED 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	296,089	$4,432,497	485,133	$7,155,627
Reinvested	491,886	7,550,456	142,278	1,979,081
Repurchased	(973,354)	(14,605,373)	(792,982)	(11,769,590)
Total	(185,379)	$(2,622,420)	(165,571)	$(2,634,882)

 12

Equity Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

CLASS W	FOR THE YEAR ENDED 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	81	930	41	447
Repurchased	—	—	(361)	(3,901)
Total	81	$930	(320)	$(3,454)

At October 31,2025, the Advisor and its affiliates owned 15% of the Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the year ended October 31, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of October 31, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales and utilization of tax equalization. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. For the year ended October 31, 2025, amounts were reclassified within the capital accounts to increase Additional Paid in Capital by $840,000 and decrease Total Distributable Earnings by $840,000. Any such reclassifications are not reflected in the financial highlights.

 13

Equity Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information (continued)

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 10/31/2025	FOR THE YEAR ENDED 10/31/2024
Ordinary income	$34,476	$91,190
Long-term capital gains	7,643,242	1,899,890

At October 31, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$50,186,509
Unrealized appreciation	17,541,136
Unrealized depreciation	(862,670)
Net unrealized appreciation	$16,678,466
Undistributed long-term capital gains	$6,694,737
Qualified late-year losses	$97,935

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

 14

Equity Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Equity Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Equity Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

 15

Equity Series

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, the Series reports for the current fiscal year $34,476 or, if different, the maximum amount allowable under the tax law, as qualified dividend income.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends received deduction for the current fiscal year is 100.00%

The Series designates $7,911,915 as Long-Term Capital Gain dividends pursuant to Section 852(b) of the Code for the fiscal year ended October 31, 2025.

 16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

 17

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

 18

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

 19

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 20

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 22

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-10/25-AR

 23

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Overseas Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.6%

Communication Services - 8.4%
Interactive Media & Services - 8.4%
Auto Trader Group plc (United Kingdom)[1]	1,052,542	$10,798,124
Tencent Holdings Ltd. (China)	217,090	17,633,735

Total Communication Services		28,431,859
Consumer Discretionary - 16.8%
Automobile Components - 0.9%
Shoei Co. Ltd. (Japan)	303,200	3,220,638
Automobiles - 2.5%
Ferrari N.V. (Italy)	20,839	8,417,914
Broadline Retail - 3.2%
MercadoLibre, Inc. (Brazil)*	4,583	10,665,833
Household Durables - 4.0%
Bellway plc (United Kingdom)	145,878	5,034,688
Persimmon plc (United Kingdom)	252,160	4,007,609
Taylor Wimpey plc (United Kingdom)	3,335,151	4,613,321
		13,655,618
Textiles, Apparel & Luxury Goods - 6.2%
ANTA Sports Products Ltd. (China)	867,800	9,058,210
Hermes International SCA (France)	4,826	11,941,749
		20,999,959
Total Consumer Discretionary		56,959,962
Consumer Staples - 2.6%
Personal Care Products - 2.6%
L’Oreal S.A. (France)	20,988	8,758,532
Financials - 17.0%
Banks - 7.9%
FinecoBank Banca Fineco S.p.A. (Italy)	153,602	3,514,436
HDFC Bank Ltd. - ADR (India)	309,390	11,206,106
NU Holdings Ltd. - Class A (Brazil)*	744,720	11,997,439
		26,717,981
Capital Markets - 6.2%
Avanza Bank Holding AB (Sweden)	94,657	3,638,101
Deutsche Boerse AG (Germany)	45,782	11,593,841
ICG plc (United Kingdom)	231,579	5,883,009
		21,114,951
Insurance - 2.9%
Admiral Group plc (United Kingdom)	225,811	9,722,795
Total Financials		57,555,727
Health Care - 11.7%
Life Sciences Tools & Services - 3.2%
Lonza Group AG (Switzerland)	15,629	10,792,323
Pharmaceuticals - 8.5%
AstraZeneca plc - ADR (United Kingdom)	169,871	13,997,370
GSK plc - ADR (United States)	116,228	5,446,444

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Roche Holding AG (United States)	28,545	$9,246,309
		28,690,123
Total Health Care		39,482,446
Industrials - 8.5%
Aerospace & Defense - 2.8%
BAE Systems plc (United Kingdom)	385,794	9,503,452
Air Freight & Logistics - 3.6%
Deutsche Post AG (Germany)	267,975	12,312,481
Professional Services - 2.1%
Experian plc (United States)	148,102	6,908,247

Total Industrials		28,724,180
Information Technology - 17.4%
Electronic Equipment, Instruments & Components - 6.0%
Halma plc (United Kingdom)	190,542	8,878,963
Keyence Corp. (Japan)	30,800	11,430,952
		20,309,915
IT Services - 3.2%
Softcat plc (United Kingdom)	521,875	10,996,695
Semiconductors & Semiconductor Equipment - 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	67,218	20,194,304
Software - 2.2%
Atlassian Corp. - Class A (United States)*	43,046	7,292,853

Total Information Technology		58,793,767
Materials - 11.1%
Chemicals - 6.7%
Air Liquide S.A. (France)	53,259	10,307,689
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	250,553	12,274,592
		22,582,281
Metals & Mining - 1.3%
Pilbara Minerals Ltd. (Australia)*	1,977,328	4,254,787
Paper & Forest Products - 3.1%
West Fraser Timber Co. Ltd. (Canada)	174,318	10,638,922

Total Materials		37,475,990
Utilities - 2.1%
Water Utilities - 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	284,672	6,985,851
TOTAL COMMON STOCKS (Identified Cost $274,086,076)		323,168,314

The accompanying notes are an integral part of the financial statements.

1

Overseas Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[2]
(Identified Cost $11,587,754)	11,587,754	$11,587,754

TOTAL INVESTMENTS - 99.0% (Identified Cost $285,673,830)		334,756,068
OTHER ASSETS, LESS LIABILITIES - 1.0%		3,303,368
NET ASSETS - 100%		$338,059,436

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $10,798,124, which represented 3.2% of the Series’ Net Assets.

2Rate shown is the current yield as of October 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 24.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Overseas Series

Statement of Assets and Liabilities

October 31, 2025

ASSETS:

Investments, at value (identified cost $285,673,830) (Note 2)	$334,756,068
Foreign currency, at value (identified cost $2,468)	2,686
Receivable for securities sold	2,579,876
Foreign tax reclaims receivable	1,910,822
Dividends receivable	519,496
Receivable for fund shares sold	10,723
Prepaid expenses	1,483

TOTAL ASSETS	339,781,154

LIABILITIES:

Accrued management fees[1]	245,727
Accrued sub-transfer agent fees[1]	100,100
Accrued fund accounting and administration fees[1]	40,119
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	35,728
Directors' fees payable[1]	4,541
Accrued Chief Compliance Officer service fees[1]	3,086
Payable for securities purchased	969,505
Payable for fund shares repurchased	210,932
Distributions payable	16
Other payables and accrued expenses	111,964

TOTAL LIABILITIES	1,721,718

Commitments and contingent liabilities[1]

TOTAL NET ASSETS:	$338,059,436

NET ASSETS CONSIST OF:

Capital stock	$92,605
Additional paid-in-capital	624,492,929
Total distributable earnings (loss)	(286,526,098)

TOTAL NET ASSETS	$338,059,436

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($164,964,563/4,521,987 shares)	$36.48

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($73,206,094/2,006,841 shares)	$36.48

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($99,888,779/2,731,631 shares)	$36.57

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Statement of Operations

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $538,585)	$7,090,837

EXPENSES:

Management fees (Note 3)	2,561,443
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	419,339
Sub-transfer agent fees (Note 3)	291,257
Fund accounting and administration fees (Note 3)	102,216
Directors’ fees (Note 3)	46,281
Chief Compliance Officer service fees (Note 3)	9,493
Custodian fees	59,404
Miscellaneous	266,533

Total Expenses	3,755,966
Less reduction of expenses (Note 3)	(707,563)

Net Expenses	3,048,403

NET INVESTMENT INCOME	4,042,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $16,487)	53,450,716
Foreign currency and translation of other assets and liabilities	(69,442)
Payments by affiliate	334,195
53,715,469
Net change in unrealized appreciation (depreciation) on-
Investments	(19,126,600)
Foreign currency and translation of other assets and liabilities	76,892
(19,049,708)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	34,665,761
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,708,195

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statements of Changes in Net Assets

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,042,434	$7,913,343
Net realized gain (loss) on investments and foreign currency Payments by affiliate	53,715,469	25,159,625
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(19,049,708)	97,331,581

Net increase (decrease) from operations	38,708,195	130,404,549

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(1,616,198)	(1,550,005)
Class I	(865,869)	(979,237)
Class W	(5,272,188)	(5,175,956)
Class Z	(1,442,300)	(1,775,039)

Total distributions to shareholders	(9,196,555)	(9,480,237)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(315,378,007)	(60,303,546)

Net increase (decrease) in net assets	(285,866,367)	60,620,766

NET ASSETS:

Beginning of year	623,925,803	563,305,037

End of year	$338,059,436	$623,925,803

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$33.32	$27.42	$24.91	$37.19	$27.36
Income (loss) from investment operations:
Net investment income[1]	0.27	0.22	0.28	0.26	0.18
Net realized and unrealized gain (loss) on investments	3.22	5.97	2.36	(12.02)	9.83
Total from investment operations	3.49	6.19	2.64	(11.76)	10.01
Less distributions to shareholders:
From net investment income	(0.33)	(0.29)	(0.13)	(0.52)	(0.18)

Net asset value - End of year	$36.48	$33.32	$27.42	$24.91	$37.19
Net assets - End of year (000’s omitted)	$164,965	$167,624	$146,351	$147,439	$222,471
Total return[2]	10.55%[3]	22.68%	10.58%	(32.00%)[4]	36.72%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.76%	0.68%	0.97%	0.87%	0.53%
Series portfolio turnover	46%	57%	49%	40%	47%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%	0.01%	0.08%	0.04%	0.03%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

3Includes payment received from an affiliate. Excluding this amount total return would have been 10.49%.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.32%).

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Financial Highlights - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$33.31	$27.42	$24.92	$37.24	$27.39
Income (loss) from investment operations:
Net investment income[1]	0.37	0.33	0.37	0.35	0.28
Net realized and unrealized gain (loss) on investments	3.21	5.96	2.35	(12.02)	9.85
Total from investment operations	3.58	6.29	2.72	(11.67)	10.13
Less distributions to shareholders:
From net investment income	(0.41)	(0.40)	(0.22)	(0.65)	(0.28)

Net asset value - End of year	$36.48	$33.31	$27.42	$24.92	$37.24
Net assets - End of year (000’s omitted)	$73,206	$70,301	$66,756	$85,187	$117,732
Total return[2]	10.89%[3]	23.06%	10.90%	(31.79%)[4]	37.16%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	0.75%	0.75%	0.75%[5]	0.75%[5]
Net investment income	1.06%	1.02%	1.27%	1.16%	0.81%
Series portfolio turnover	46%	57%	49%	40%	47%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	0.03%	0.04%	0.02%	N/A

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes payment received from an affiliate. Excluding this amount total return would have been 10.83%.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.10%).

5Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class Z

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$33.38	$27.47	$24.96	$37.29	$27.41
Income (loss) from investment operations:
Net investment income[1]	0.41	0.36	0.40	0.38	0.33
Net realized and unrealized gain (loss) on investments	3.22	5.97	2.35	(12.04)	9.85
Total from investment operations	3.63	6.33	2.75	(11.66)	10.18
Less distributions to shareholders:
From net investment income	(0.44)	(0.42)	(0.24)	(0.67)	(0.30)

Net asset value - End of year	$36.57	$33.38	$27.47	$24.96	$37.29
Net assets - End of year (000’s omitted)	$99,889	$109,628	$111,622	$80,456	$119,148
Total return[2]	11.02%[3]	23.20%	11.01%	(31.75%)[4]	37.31%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.18%	1.13%	1.37%	1.27%	0.94%
Series portfolio turnover	46%	57%	49%	40%	47%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	0.05%	0.07%	0.05%	0.04%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

3Includes payment received from an affiliate. Excluding this amount total return would have been 10.96%.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.05%).

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Notes to Financial Statements

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue three classes of shares (Class I, S, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of October 31, 2025, 6.8 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, and 100 million have been designated as Overseas Series Class Z common stock. Effective as of close of business on May 29, 2025, the Overseas Series Class W shares were liquidated and closed.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

9

Overseas Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of October 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$28,431,859	$—	$28,431,859	$—
Consumer Discretionary	56,959,962	19,083,747	37,876,215	—
Consumer Staples	8,758,532	—	8,758,532	—
Financials	57,555,727	23,203,545	34,352,182	—
Health Care	39,482,446	19,443,814	20,038,632	—
Industrials	28,724,180	—	28,724,180	—
Information Technology	58,793,767	27,487,157	31,306,610	—
Materials	37,475,990	22,913,514	14,562,476	—
Utilities	6,985,851	6,985,851	—	—
Short-Term Investment	11,587,754	11,587,754	—	—
Total assets	$334,756,068	$130,705,382	$204,050,686	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or October 31, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

10

Overseas Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

11

Overseas Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses,

12

Overseas Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $469,674 in management fees for Class W shares for the period ended October 31, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $79,834, $27,987, $64,082 and $65,986 for Class S, Class I, Class W and Class Z shares, respectively, for the year ended October 31, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of October 31, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	TOTAL
Class S	$132,790	$23,890	$79,834	$236,514
Class I	33,490	26,010	27,987	87,487
Class Z	68,734	68,943	65,986	203,663

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Overseas Series was reimbursed $334,195 by the Advisor, which is included in payments by affiliates in the Statements of Operations, related to an operational error that occurred during the year ended October 31, 2025.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

13

Overseas Series

Notes to Financial Statements (continued)

5.	Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $193,211,943 and $501,125,188, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	172,199	$6,010,721	302,401	$9,882,227
Reinvested	47,965	1,595,314	49,813	1,529,265
Repurchased	(728,702)	(25,517,917)	(659,843)	(21,248,345)
Total	(508,538)	$(17,911,882)	(307,629)	$(9,836,853)

CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	192,530	$6,763,904	270,068	$8,608,287
Reinvested	26,094	865,536	31,980	978,917
Repurchased	(322,336)	(11,244,220)	(626,243)	(20,440,679)
Total	(103,712)	$(3,614,780)	(324,195)	$(10,853,475)

CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	75,419	$2,532,108	387,090	$12,584,260
Reinvested	155,509	5,176,879	165,989	5,097,523
Repurchased	(8,448,819)	(281,731,461)	(955,929)	(30,840,652)
Total	(8,217,891)	$(274,022,474)	(402,850)	$(13,158,869)

CLASS Z	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	458,539	$15,377,780	231,163	$7,134,503
Reinvested	43,385	1,441,248	57,276	1,755,505
Repurchased	(1,054,099)	(36,647,899)	(1,067,380)	(35,344,357)
Total	(552,175)	$(19,828,871)	(778,941)	$(26,454,349)

At October 31, 2025, one shareholder owned 26.1% of the Series. In addition, the Advisor and its affiliates owned 1.1% of the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and

14

Overseas Series

Notes to Financial Statements (continued)

7.	Line of Credit (continued)

is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the year ended October 31, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of October 31, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses, and passive foreign investment companies (PFICs). The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED 10/31/2025	ENDED 10/31/2024
Ordinary income	$9,196,555	$9,480,237

At October 31, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$286,323,510
Unrealized appreciation	58,112,618
Unrealized depreciation	(9,680,060)
Net unrealized appreciation	$48,432,558
Undistributed ordinary income	$3,230,066
Capital loss carryforwards	$(338,264,433)

At October 31, 2025, the Series had net short-term capital loss carryforwards of $24,489,737 and net long-term capital loss carryforwards of $313,774,696, which may be carried forward indefinitely.

For the year ended October 31, 2025, the capital loss carryover utilized was $53,892,977.

15

Overseas Series

Notes to Financial Statements (continued)

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

Overseas Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Overseas Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Overseas Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

17

Overseas Series

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, the Series reports for the current fiscal year $9,248,168 or, if different, the maximum amount allowable under the tax law, as qualified dividend income.

The Series has elected to pass through to its shareholders, foreign source income of $6,819,879 and foreign taxes paid of $433,977 for the year ended October 31, 2025.

18

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

19

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

20

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

21

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22

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863

On the Securities and Exchange

Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-10/25-AR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 21.2%

Communication Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	6,213	$1,747,033
Meta Platforms, Inc. - Class A	2,568	1,664,963
Tencent Holdings Ltd. - ADR (China)	6,642	540,460
Total Communication Services		3,952,456
Consumer Discretionary - 2.9%
Automobiles - 0.3%
Ferrari N.V. (Italy)	2,223	897,981
Broadline Retail - 1.4%
Amazon.com, Inc.*	12,847	3,137,495
MercadoLibre, Inc. (Brazil)*	382	889,013
		4,026,508
Household Durables - 0.5%
Persimmon plc - ADR (United Kingdom)	23,433	753,371
Taylor Wimpey plc - ADR (United Kingdom)	52,527	724,873
		1,478,244
Specialty Retail - 0.2%
The TJX Companies, Inc.	3,866	541,781
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA - ADR (France)	6,330	1,565,662

Total Consumer Discretionary		8,510,176
Financials - 3.2%
Banks - 0.6%
HDFC Bank Ltd. - ADR (India)	32,098	1,162,590
NU Holdings Ltd. - Class A (Brazil)*	34,568	556,890
		1,719,480
Capital Markets - 1.3%
BlackRock, Inc.	403	436,373
Deutsche Boerse AG - ADR (Germany)	17,734	448,670
Intercontinental Exchange, Inc.	3,224	471,639
Moody’s Corp.	2,234	1,072,990
Nasdaq, Inc.	5,985	511,658
S&P Global, Inc.	1,719	837,514
		3,778,844
Financial Services - 1.1%
Mastercard, Inc. - Class A	3,683	2,032,979
Visa, Inc. - Class A	3,984	1,357,508
		3,390,487
Insurance - 0.2%
First American Financial Corp.	8,835	552,276
Total Financials		9,441,087
Health Care - 3.5%
Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc.*	3,955	1,683,129

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc.*	2,028	$1,083,520
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	6,300	2,151,828
Life Sciences Tools & Services - 0.6%
Lonza Group AG - ADR (Switzerland)	8,197	565,347
Thermo Fisher Scientific, Inc.	1,975	1,120,595
		1,685,942
Pharmaceuticals - 1.3%
AstraZeneca plc - ADR (United Kingdom)	13,286	1,094,766
GSK plc - ADR	12,568	588,937
Roche Holding AG - ADR	42,635	1,722,454
Zoetis, Inc.	3,466	499,416
		3,905,573
Total Health Care		10,509,992
Industrials - 2.4%
Aerospace & Defense - 1.1%
BAE Systems plc - ADR (United Kingdom)	11,066	1,094,538
HEICO Corp. - Class A	2,167	536,831
L3Harris Technologies, Inc.	5,669	1,638,908
		3,270,277
Air Freight & Logistics - 0.8%
Deutsche Post AG - ADR (Germany)	35,195	1,619,322
United Parcel Service, Inc. - Class B	8,590	828,247
		2,447,569
Commercial Services & Supplies - 0.2%
Rollins, Inc.	10,103	582,034
Professional Services - 0.3%
TransUnion	11,533	936,249

Total Industrials		7,236,129
Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	4,086	569,343
Halma plc - ADR (United Kingdom)	5,725	539,294
		1,108,637
Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	11,480	2,324,585
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,662	2,301,895
		4,626,480
Software - 3.5%
Atlassian Corp. - Class A *	3,305	559,933
Bentley Systems, Inc. - Class B	21,511	1,093,404
Cadence Design Systems, Inc.*	6,781	2,296,657

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Clearwater Analytics Holdings, Inc. - Class A*	24,877	$457,986
Microsoft Corp.	5,091	2,636,171
Salesforce, Inc.	2,182	568,215
ServiceNow, Inc.*	1,755	1,613,336
Workday, Inc. - Class A*	4,593	1,101,952
		10,327,654
Total Information Technology		16,062,771
Materials - 1.9%
Chemicals - 1.6%
Air Liquide S.A. - ADR (France)	42,400	1,639,608
Albemarle Corp.	11,483	1,127,975
The Sherwin-Williams Co.	1,616	557,423
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	25,461	1,247,335
		4,572,341
Paper & Forest Products - 0.3%
West Fraser Timber Co. Ltd. (Canada)	15,378	938,058
Total Materials		5,510,399
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	6,908	1,052,986
Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	22,624	555,193
TOTAL COMMON STOCKS (Identified Cost $52,478,864)		62,831,189

CORPORATE BONDS - 18.6%

Non-Convertible Corporate Bonds- 18.6%
Communication Services - 0.5%
Entertainment - 0.4%
The Walt Disney Co., 6.65%, 11/15/2037	920,000	1,063,587
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	396,856
Total Communication Services		1,460,443

Consumer Discretionary - 0.5%
Household Durables - 0.4%
DR Horton, Inc., 4.85%, 10/15/2030	1,160,000	1,182,945
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	380,000	331,937
Total Consumer Discretionary		1,514,882

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $384,819)[2]	389,843	$369,834
Cameron LNG LLC, 3.302%, 1/15/2035[3]	735,000	644,684
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,810,000	1,998,408
Energy Transfer LP
7.375%, 2/1/2031[3]	1,250,000	1,302,034
6.50%, 2/1/2042	1,890,000	1,987,046
Kinder Morgan, Inc., 4.80%, 2/1/2033	920,000	920,192
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $346,094)[2]	345,000	34,494
Total Energy		7,256,692

Financials - 9.2%
Banks - 5.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,050,000	1,873,575
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,870,000	1,838,837
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,220,000	1,226,726
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	545,000	566,619
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,420,000	1,315,508
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,050,000	3,079,255
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,800,000	1,835,820
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,970,000	1,855,469
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,890,000	1,908,772
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,840,000	1,880,033
		17,380,614

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.2%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[3,4,5]	500,000	$491,204
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[3]	330,000	331,256
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,720,000	2,854,348
		3,676,808
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	2,250,000	2,435,083
Financial Services - 0.2%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	243,852
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[2]	250,000	215,054
		458,906
Insurance - 1.1%
MassMutual Global Funding II, 4.85%, 1/17/2029[3]	660,000	673,108
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[3]	660,000	673,555
New York Life Global Funding, 4.70%, 1/29/2029[3]	660,000	671,487
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,220,000	1,286,555
		3,304,705
Total Financials		27,256,116

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[3]	1,160,000	1,121,187
Industrials - 0.7%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	680,000	682,478
Passenger Airlines - 0.1%
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	45,071	44,972
Series 2019-2, Class B, 3.50%, 5/1/2028	227,803	220,406
		265,378

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,280,000	$1,235,692
Total Industrials		2,183,548

Materials - 0.6%
Metals & Mining - 0.6%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	150,000	163,608
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]	1,585,813	1,579,000
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[2,6]	880,000	9
Total Materials		1,742,617

Real Estate - 2.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	455,009

Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032	1,625,000	1,457,519

Specialized REITs - 1.6%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[2]	470,000	469,743
Safehold GL Holdings LLC, 6.10%, 4/1/2034	1,221,000	1,286,747
SBA Tower Trust
6.599%, 1/15/2028[3]	1,810,000	1,853,416
4.831%, 10/15/2029[3]	990,000	992,661
		4,602,567
Total Real Estate		6,515,095
Utilities - 2.1%
Electric Utilities - 1.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	1,230,000	1,309,981
Duke Energy Florida LLC, 6.40%, 6/15/2038	2,100,000	2,366,207
		3,676,188
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	2,290,000	2,423,522
Total Utilities		6,099,710
TOTAL CORPORATE BONDS (Identified Cost $54,655,520)		55,150,290

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 26.1%

U.S. Treasury Notes - 26.1%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.159%), 3.925%, 7/31/2027[7]	4,444,000	$4,443,564
U.S. Treasury Note
3.125%, 11/15/2028	9,910,000	9,773,738
1.75%, 11/15/2029	4,113,000	3,826,375
0.875%, 11/15/2030	14,236,000	12,399,778
1.375%, 11/15/2031	14,226,000	12,368,840
4.125%, 11/15/2032	9,266,000	9,400,647
4.50%, 11/15/2033	11,785,000	12,217,730
4.25%, 11/15/2034	12,658,000	12,851,826
TOTAL U.S. TREASURY SECURITIES (Identified Cost $76,336,511)		77,282,498

ASSET-BACKED SECURITIES - 8.0%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[3]	1,550,000	1,570,589
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[3]	906,830	921,490
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[3]	2,698,356	1,864,178
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[3]	850,000	884,278
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	516,517	477,578
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[3]	1,630,000	1,586,008
Series 2023-1A, Class A2, 5.116%, 2/25/2053[3]	1,500,000	1,496,543
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 0%, 11/25/2074[3,7]	1,500,000	1,502,946
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[3]	2,600,000	2,533,039
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[3]	940,000	932,639
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[3]	1,118,796	1,128,365
Nelnet Student Loan Trust, Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.155%, 1/26/2037[3,7]	1,331,470	1,315,296
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	220,000	222,304
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[3]	1,491,071	1,477,343
Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]	1,983,615	1,992,988
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[3]	251,255	250,164

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC (continued)
Series 2023-1, Class A, 7.42%, 7/15/2035[3]	922,398	$943,661
Series 2024-1, Class A, 6.95%, 2/15/2036[3]	404,635	408,370
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[3]	2,066,352	2,022,652

TOTAL ASSET-BACKED SECURITIES (Identified Cost $24,292,810)		23,530,431

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[8]	570,000	591,894
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,8]	37,568	35,973
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,8]	246,475	222,000
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,8]	142,973	126,480
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,431,632	1,286,459
Series 2018-31, Class KP, 3.50%, 7/25/2047	20,350	20,175
Series 2021-69, Class WJ, 1.50%, 10/25/2050	961,744	840,184
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[3]	1,066,721	1,063,343
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,555,297	1,387,131
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[3,7]	1,276,623	1,188,334
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[3,8]	986,309	886,606
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[3,8]	998,107	895,167
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[3,8]	1,558,019	1,390,759
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[3,8]	1,085,979	930,168
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[3,8]	1,924,872	1,763,931
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,8]	72,910	71,502
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[3,8]	24,349	22,333
Series 2017-6, Class A3, 3.50%, 12/25/2048[3,8]	55,182	50,281

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,8]	228,286	$219,708
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,8]	213,871	208,299
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,8]	310,058	298,427
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[3]	1,038,488	980,885
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[3,8]	1,873,356	1,633,716
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,9]	920,844	926,068
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.991%, 7/25/2029 (Acquired 07/24/2023, cost $172,566)[2,7]	172,566	172,550
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,8]	514,834	480,664
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[3,8]	1,246,437	1,081,782
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[3,8]	2,154,709	1,800,679
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	115,019	100,383
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	945,174	859,987
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	140,573	127,845
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	181,922	165,820
Series 2020-1, Class A1, 3.50%, 2/25/2050[3,8]	53,748	48,866
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.25%, 11/15/2027[3,7]	1,036,548	611,515
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,8]	1,097,613	1,050,242
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.106%, 10/25/2048[3,7]	243,106	243,355
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,8]	86,971	81,871
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $26,514,239)		23,865,382

FOREIGN GOVERNMENT BONDS - 0.9%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[3]	1,375,000	1,396,716

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	$1,297,030
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	47,741
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,790,615)			2,741,487

MUNICIPAL BONDS - 1.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026 (Identified Cost $3,460,000)		3,460,000	3,375,922

U.S. GOVERNMENT AGENCIES - 12.6%

Mortgage-Backed Securities - 12.6%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034		172,638	174,031
Pool #MA1903, UMBS, 4.50%, 5/1/2034		155,575	156,821
Pool #886904, UMBS, 6.50%, 9/1/2036		24,328	26,115
Pool #933521, UMBS, 5.00%, 1/1/2038		5,040	5,148
Pool #889260, UMBS, 5.00%, 4/1/2038		4,997	5,105
Pool #889576, UMBS, 6.00%, 4/1/2038		121,098	128,238
Pool #975840, UMBS, 5.00%, 5/1/2038		17,402	17,788
Pool #995196, UMBS, 6.00%, 7/1/2038		149,572	157,884
Pool #986458, UMBS, 6.00%, 8/1/2038		2,038	2,158
Pool #987831, UMBS, 6.00%, 9/1/2038		7,798	8,261
Pool #990897, UMBS, 6.00%, 9/1/2038		11,797	12,496
Pool #AD0220, UMBS, 6.00%, 10/1/2038		20,865	22,024
Pool #257497, UMBS, 6.00%, 12/1/2038		5,305	5,618
Pool #971022, UMBS, 5.00%, 1/1/2039		10,034	10,257
Pool #AA1810, UMBS, 5.00%, 1/1/2039		28,631	29,267
Pool #983686, UMBS, 5.00%, 2/1/2039		12,075	12,343
Pool #AE0604, UMBS, 6.00%, 7/1/2039		137,656	145,306
Pool #AA6788, UMBS, 6.00%, 8/1/2039		100,745	106,914

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AC0463, UMBS, 5.00%, 11/1/2039	11,147	$11,385
Pool #AC5111, UMBS, 5.00%, 11/1/2039	19,561	19,978
Pool #MA0258, UMBS, 4.50%, 12/1/2039	228,987	229,516
Pool #MA0259, UMBS, 5.00%, 12/1/2039	13,946	14,244
Pool #AC8573, UMBS, 5.00%, 1/1/2040	17,673	18,051
Pool #AL1595, UMBS, 6.00%, 1/1/2040	138,627	146,800
Pool #AE0061, UMBS, 6.00%, 2/1/2040	58,466	61,926
Pool #AL0152, UMBS, 6.00%, 6/1/2040	240,251	254,415
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,935,890	1,754,709
Pool #AI5172, UMBS, 4.00%, 8/1/2041	126,365	123,479
Pool #AL1410, UMBS, 4.50%, 12/1/2041	266,475	266,519
Pool #AB4300, UMBS, 3.50%, 1/1/2042	60,892	57,903
Pool #MA4633, UMBS, 3.50%, 6/1/2042	991,353	942,404
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,387,772	2,336,894
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,337,447	1,356,258
Pool #FS4616, UMBS, 5.00%, 5/1/2043	2,859,567	2,901,642
Pool #AL7729, UMBS, 4.00%, 6/1/2043	138,986	135,811
Pool #BC8677, UMBS, 4.00%, 5/1/2046	72,884	70,438
Pool #BD6997, UMBS, 4.00%, 10/1/2046	92,513	89,411
Pool #BE3812, UMBS, 4.00%, 12/1/2046	105,160	101,635
Pool #BE7845, UMBS, 4.50%, 2/1/2047	118,920	118,146
Pool #AL8674, 5.624%, 1/1/2049	392,541	410,104
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,897,161	1,724,865
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,561,211	3,197,166
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,555,648	1,402,543
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,147,980	3,026,630
Pool #FS2998, UMBS, 3.50%, 4/1/2052	1,139,589	1,062,030
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,322,969	3,096,813

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4807, UMBS, 5.50%, 11/1/2052	782,439	$794,969
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	24,640	24,869
Pool #C91762, 4.50%, 5/1/2034	242,025	244,313
Pool #G03926, 6.00%, 2/1/2038	98,872	104,833
Pool #G05906, 6.00%, 4/1/2040	14,292	15,154
Pool #G06789, 6.00%, 5/1/2040	79,541	84,337
Pool #A92889, 4.50%, 7/1/2040	378,577	380,346
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,025,286	975,169
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,030,096	1,990,943
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,662,149	2,393,442
Pool #SD1360, UMBS, 5.50%, 7/1/2052.	3,053,814	3,104,945
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,092,233	1,092,376
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	22,308	22,939
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $37,125,429)		37,186,124

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[10]
(Identified Cost $8,134,307)	8,134,307	8,134,307

TOTAL INVESTMENTS - 99.4% (Identified Cost $285,788,295)		294,097,630
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,644,779
NET ASSETS - 100%		$295,742,409

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at October 31, 2025 was $1,261,684, or 0.4% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $57,307,196, which represented 19.4% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of October 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of October 31, 2025.

10Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

ASSETS:
Investments in securities, at value (identified cost $285,788,295) (Note 2)	$294,097,630
Foreign currency, at value (identified cost $46)	47
Interest receivable	1,928,121
Receivable for fund shares sold	261,338
Dividends receivable	72,400
Foreign tax reclaims receivable	71,372
Prepaid expenses	9,755
TOTAL ASSETS	296,440,663
LIABILITIES:
Due to custodian	3,442
Accrued management fees[1]	121,389
Accrued sub-transfer agent fees[1]	91,764
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	88,786
Accrued fund accounting and administration fees[1]	40,817
Directors' fees payable[1]	3,771
Accrued Chief Compliance Officer service fees[1]	3,086
Payable for fund shares repurchased	218,325
Professional fees payable	89,871
Other payables and accrued expenses	37,003
TOTAL LIABILITIES	698,254
Commitments and contingent liabilities[1]
TOTAL NET ASSETS	$295,742,409
NET ASSETS CONSIST OF:
Capital stock	$215,326
Additional paid-in-capital	280,899,418
Total distributable earnings (loss)	14,627,665
TOTAL NET ASSETS	$295,742,409

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($157,397,430/11,470,204 shares)	$13.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($64,073,551/4,660,445 shares)	$13.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($13,129,232/955,169 shares)	$13.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($59,223,617/4,307,911 shares)	$13.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,918,579/138,873 shares)	$13.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Interest	$11,046,278
Dividends (net of foreign taxes withheld, $48,757)	949,611
Total Investment Income	11,995,889

EXPENSES:

Management fees (Note 3)	1,258,977
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	583,167
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	424,225
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	66,704
Sub-transfer agent fees (Note 3)	265,923
Fund accounting and administration fees (Note 3)	108,692
Directors’ fees (Note 3)	36,886
Chief Compliance Officer service fees (Note 3)	9,493
Transfer agent fees	99,186
Professional fees	94,912
Custodian fees	22,258
Recoupment of past waived and/or reimbursed fees (Note 3)	642
Miscellaneous	126,962

Total Expenses	3,098,027
Less reduction of expenses (Note 3)	(11,043)

Net Expenses	3,086,984

NET INVESTMENT INCOME	8,908,905

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,899)	6,491,020
Foreign currency and translation of other assets and liabilities	(2,600)
6,488,420
Net change in unrealized appreciation (depreciation) on-
Investments in securities	4,237,135
Foreign currency and translation of other assets and liabilities	(65)
4,237,070
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,725,490
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,634,395

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,908,905	$10,425,914
Net realized gain (loss) on investments and foreign currency	6,488,420	1,759,956
Net change in unrealized appreciation (depreciation) on investments and foreign currency	4,237,070	27,916,560

Net increase (decrease) from operations	19,634,395	40,102,430

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(5,785,683)	(5,295,197)
Class I	(2,508,355)	(2,061,217)
Class R	(427,912)	(398,984)
Class L	(1,468,644)	(1,539,000)
Class W	(72,152)	(54,109)

Total distributions to shareholders	(10,262,746)	(9,348,507)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(46,414,909)	(37,844,161)

Net increase (decrease) in net assets	(37,043,260)	(7,090,238)

NET ASSETS:

Beginning of year	332,785,669	339,875,907

End of year	$295,742,409	$332,785,669

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.30	$12.16	$12.11	$14.61	$14.47
Income (loss) from investment operations:
Net investment income[1]	0.39	0.40	0.34	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.46	1.09	0.09	(1.94)	1.34
Total from investment operations	0.85	1.49	0.43	(1.78)	1.51
Less distributions to shareholders:
From net investment income	(0.43)	(0.35)	(0.20)	(0.08)	(0.19)
From net realized gain on investments	—	—	(0.18)	(0.64)	(1.18)
Total distributions to shareholders	(0.43)	(0.35)	(0.38)	(0.72)	(1.37)

Net asset value - End of year	$13.72	$13.30	$12.16	$12.11	$14.61
Net assets - End of year (000’s omitted)	$157,397	$181,829	$189,940	$218,606	$291,698
Total return[2]	6.56%	12.39%	3.49%	(12.77%)	10.99%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%[3]	0.90%[4]	0.90%	0.88%	0.87%
Net investment income	2.91%	3.12%	2.74%	1.23%	1.15%
Series portfolio turnover	48%	59%	59%	79%	73%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 0.88%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.32	$12.17	$12.14	$14.95	$15.43
Income (loss) from investment operations:
Net investment income[1]	0.42	0.44	0.37	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.47	1.08	0.09	(1.93)	1.40
Total from investment operations	0.89	1.52	0.46	(1.73)	1.60
Less distributions to shareholders:
From net investment income	(0.46)	(0.37)	(0.25)	(0.16)	(0.38)
From net realized gain on investments	—	—	(0.18)	(0.92)	(1.70)
Total distributions to shareholders	(0.46)	(0.37)	(0.43)	(1.08)	(2.08)

Net asset value - End of year	$13.75	$13.32	$12.17	$12.14	$14.95
Net assets - End of year (000’s omitted)	$64,074	$73,614	$68,157	$85,498	$115,216
Total return[2]	6.90%	12.65%	3.73%	(12.50%)	11.16%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	0.65%[3]	0.65%	0.63%	0.62%
Net investment income	3.16%	3.37%	2.98%	1.48%	1.40%
Series portfolio turnover	48%	59%	59%	79%	73%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[4]	N/A	0.02%	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 0.63%.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.32	$12.18	$12.13	$15.05	$15.63
Income (loss) from investment operations:
Net investment income[1]	0.36	0.38	0.31	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.47	1.09	0.08	(1.95)	1.44
Total from investment operations	0.83	1.47	0.39	(1.81)	1.58
Less distributions to shareholders:
From net investment income	(0.40)	(0.33)	(0.16)	(0.12)	(0.35)
From net realized gain on investments	—	—	(0.18)	(0.99)	(1.81)
Total distributions to shareholders	(0.40)	(0.33)	(0.34)	(1.11)	(2.16)

Net asset value - End of year	$13.75	$13.32	$12.18	$12.13	$15.05
Net assets - End of year (000’s omitted)	$13,129	$14,382	$14,923	$18,808	$23,527
Total return[2]	6.38%	12.25%	3.17%	(12.93%)	10.81%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%	1.10%	1.12%	1.08%	1.05%
Net investment income	2.71%	2.92%	2.51%	1.03%	0.96%
Series portfolio turnover	48%	59%	59%	79%	73%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.31	$12.21	$12.12	$15.07	$15.64
Income (loss) from investment operations:
Net investment income[1]	0.29	0.31	0.25	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.48	1.09	0.09	(1.97)	1.45
Total from investment operations	0.77	1.40	0.34	(1.89)	1.51
Less distributions to shareholders:
From net investment income	(0.33)	(0.30)	(0.07)	(0.08)	(0.26)
From net realized gain on investments	—	—	(0.18)	(0.98)	(1.82)
Total distributions to shareholders	(0.33)	(0.30)	(0.25)	(1.06)	(2.08)

Net asset value - End of year	$13.75	$13.31	$12.21	$12.12	$15.07
Net assets - End of year (000’s omitted)	$59,224	$61,116	$65,223	$73,165	$94,971
Total return[2]	5.87%	11.55%	2.71%	(13.44%)	10.26%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.62%	1.61%	1.63%	1.59%	1.58%
Net investment income	2.19%	2.41%	2.00%	0.52%	0.44%
Series portfolio turnover	48%	59%	59%	79%	73%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.38	$12.19	$12.18	$14.64	$14.52
Income (loss) from investment operations:
Net investment income[1]	0.49	0.51	0.44	0.27	0.28
Net realized and unrealized gain (loss) on investments	0.48	1.08	0.09	(1.94)	1.35
Total from investment operations	0.97	1.59	0.53	(1.67)	1.63
Less distributions to shareholders:
From net investment income	(0.53)	(0.40)	(0.34)	(0.15)	(0.33)
From net realized gain on investments	—	—	(0.18)	(0.64)	(1.18)
Total distributions to shareholders	(0.53)	(0.40)	(0.52)	(0.79)	(1.51)

Net asset value - End of year	$13.82	$13.38	$12.19	$12.18	$14.64
Net assets - End of year (000’s omitted)	$1,919	$1,845	$1,633	$1,623	$1,985
Total return[2]	7.46%	13.29%	4.32%	(12.07%)	11.84%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.71%	3.92%	3.55%	2.03%	1.92%
Series portfolio turnover	48%	59%	59%	79%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.46%	0.46%	0.47%	0.44%	0.42%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 43.9%

Communication Services - 2.9%
Interactive Media & Services - 2.9%
Alphabet, Inc. - Class A	13,858	$3,896,731
Meta Platforms, Inc. - Class A	5,678	3,681,331
Tencent Holdings Ltd. - ADR (China)	15,249	1,240,811
Total Communication Services		8,818,873
Consumer Discretionary - 6.1%
Automobiles - 0.6%
Ferrari N.V. (Italy)	4,810	1,942,999
Broadline Retail - 2.7%
Amazon.com, Inc.*	25,707	6,278,164
MercadoLibre, Inc. (Brazil)*	763	1,775,699
		8,053,863
Household Durables - 1.2%
Persimmon plc - ADR (United Kingdom)	55,263	1,776,705
Taylor Wimpey plc - ADR (United Kingdom)	126,597	1,747,039
		3,523,744
Specialty Retail - 0.4%
The TJX Companies, Inc.	9,125	1,278,778
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA - ADR (France)	14,406	3,563,180
Total Consumer Discretionary		18,362,564
Financials - 6.3%
Banks - 1.1%
HDFC Bank Ltd. - ADR (India)	61,960	2,244,191
NU Holdings Ltd. - Class A (Brazil)*	71,071	1,144,954
		3,389,145
Capital Markets - 2.6%
BlackRock, Inc.	801	867,331
Deutsche Boerse AG - ADR (Germany)	34,812	880,744
Intercontinental Exchange, Inc.	6,149	899,537
Moody’s Corp	4,800	2,305,440
Nasdaq, Inc.	11,864	1,014,253
S&P Global, Inc.	3,386	1,649,693
		7,616,998
Financial Services - 2.2%
Mastercard, Inc. - Class A	7,229	3,990,335
Visa, Inc. - Class A	7,820	2,664,587
		6,654,922
Insurance - 0.4%
First American Financial Corp	18,966	1,185,565
Total Financials		18,846,630
Health Care - 7.4%
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc.*	8,846	3,764,592

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 0.8%
Intuitive Surgical, Inc.*	4,408	$2,355,106
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	12,600	4,303,656
Life Sciences Tools & Services - 1.1%
Lonza Group AG - ADR (Switzerland)	16,185	1,116,280
Thermo Fisher Scientific, Inc.	4,061	2,304,171
		3,420,451
Pharmaceuticals - 2.8%
AstraZeneca plc - ADR (United Kingdom)	30,335	2,499,604
GSK plc - ADR	28,662	1,343,101
Roche Holding AG - ADR	84,856	3,428,183
Zoetis, Inc.	7,702	1,109,781
		8,380,669
Total HealthCare		22,224,474
Industrials - 5.0%
Aerospace & Defense - 2.2%
BAE Systems plc - ADR (United Kingdom)	23,827	2,356,728
HEICO Corp. - Class A	4,263	1,056,073
L3Harris Technologies, Inc.	11,338	3,277,816
		6,690,617
Air Freight & Logistics - 1.7%
Deutsche Post AG - ADR (Germany)	74,667	3,435,429
United Parcel Service, Inc. - Class B	17,661	1,702,873
		5,138,302
Commercial Services & Supplies - 0.4%
Rollins, Inc.	19,688	1,134,226
Professional Services - 0.7%
Trans Union	24,349	1,976,652
Total Industrials		14,939,797
Information Technology - 11.3%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	8,402	1,170,735
Halma plc - ADR (United Kingdom)	12,833	1,208,866
		2,379,601
Semiconductors & Semiconductor Equipment - 3.2%
NVIDIA Corp	24,901	5,042,204
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	15,324	4,603,789
		9,645,993
Software - 7.3%
Atlassian Corp. - Class A *	6,581	1,114,953
Bentley Systems, Inc. - Class B	43,123	2,191,942
Cadence Design Systems, Inc.*	13,505	4,574,008

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Clearwater Analytics Holdings, Inc. -Class A*	58,553	$1,077,961
Microsoft Corp.	10,986	5,688,661
Salesforce, Inc.	4,761	1,239,812
ServiceNow, Inc.*	3,964	3,644,026
Workday, Inc. - Class A*	9,556	2,292,675
		21,824,038
Total Information Technology		33,849,632
Materials - 3.7%
Chemicals - 3.1%
Air Liquide S.A. - ADR (France)	81,781	3,162,471
Albemarle Corp.	23,609	2,319,112
The Sherwin-Williams Co.	3,362	1,159,688
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	49,843	2,441,809
		9,083,080
Paper & Forest Products - 0.6%
West Fraser Timber Co. Ltd. (Canada)	30,715	1,873,615
Total Materials		10,956,695
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A*	15,218	2,319,680
Utilities - 0.4%
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	53,098	1,303,025

TOTAL COMMON STOCKS
(Identified Cost $109,428,172)		131,621,370

CORPORATE BONDS - 13.5%

Non-Convertible Corporate Bonds- 13.5%
Communication Services - 0.4%
Entertainment - 0.3%
The Walt Disney Co., 6.65%, 11/15/2037	620,000	716,765
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	396,857

Total Communication Services		1,113,622

Consumer Discretionary - 0.3%
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	780,000	795,429

Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	255,000	222,747

Total Consumer Discretionary		1,018,176

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $288,164)[2]	319,173	$302,791
Cameron LNG LLC, 3.302%, 1/15/2035[3]	510,000	447,332
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,424,279
Energy Transfer LP
7.375%, 2/1/2031[3]	890,000	927,048
6.50%, 2/1/2042	1,350,000	1,419,318
Kinder Morgan, Inc., 4.80%, 2/1/2033	620,000	620,130
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024- 03/06/2024, cost $335,863)[2]	335,000	33,495

Total Energy		5,174,393

Financials - 6.6%
Banks - 4.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,470,000	1,343,491
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,370,000	1,347,169
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	960,000	965,292
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	330,000	343,090
Huntington Bancshares, Inc., 2.55%, 2/4/2030	980,000	907,886
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,220,000	2,241,294
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,300,000	1,325,870
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,440,000	1,356,282
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,320,000	1,333,111
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,290,000	1,318,066
		12,481,551

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.9%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[3,4,5]	500,000	$491,204
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[3]	325,000	326,237
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,890,000	1,983,352
		2,800,793
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	1,640,000	1,774,905
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	243,852
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[2]	250,000	215,054
		458,906
Insurance - 0.8%
MassMutual Global Funding II, 4.85%, 1/17/2029[3]	470,000	479,334
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[3]	470,000	479,653
New York Life Global Funding, 4.70%, 1/29/2029[3]	470,000	478,181
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	906,916
		2,344,084
Total Financials		19,860,239

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[3]	800,000	773,232
Industrials - 0.5%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	300,000	301,093
Passenger Airlines - 0.1%
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	41,604	41,513
Series 2019-2, Class B, 3.50%, 5/1/2028	246,441	238,439
		279,952

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	$984,692

Total Industrials		1,565,737

Materials - 0.5%
Metals & Mining - 0.5%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	150,000	163,608
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]	1,237,708	1,232,390
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[2,6]	497,000	5

Total Materials		1,396,003

Real Estate - 1.7%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	484,684

Retail REITs - 0.3%
Simon Property Group LP, 2.65%, 2/1/2032	1,167,000	1,046,723

Specialized REITs - 1.2%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	885,000	932,654
SBA Tower Trust
1.884%, 1/15/2026[3]	520,000	517,204
6.599%, 1/15/2028[3]	1,270,000	1,300,463
4.831%, 10/15/2029[3]	710,000	711,909
		3,462,230
Total Real Estate		4,993,637

Utilities - 1.5%
Electric Utilities - 0.9%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	880,000	937,222
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,460,000	1,645,077
		2,582,299
Independent Power and Renewable Electricity Producers - 0.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	1,780,000	1,883,786

Total Utilities		4,466,085

TOTAL CORPORATE BONDS (Identified Cost $40,036,717)		40,361,124

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 19.3%

U.S. Treasury Bonds - 3.7%
U.S. Treasury Bond
3.00%, 5/15/2047	4,043,000	$3,111,847
3.625%, 2/15/2053	9,495,000	7,926,841

Total U.S. Treasury Bonds
(Identified Cost $11,499,545)		11,038,688
U.S. Treasury Notes - 15.6%
U.S. Treasury Note
3.125%, 11/15/2028	6,609,000	6,518,126
1.75%, 11/15/2029	7,132,000	6,634,989
0.875%, 11/15/2030	10,183,000	8,869,552
1.375%, 11/15/2031	7,165,000	6,229,632
4.125%, 11/15/2032	6,104,000	6,192,699
4.50%, 11/15/2033	6,101,000	6,325,021
4.25%, 11/15/2034	6,058,000	6,150,763

Total U.S. Treasury Notes
(Identified Cost $46,165,288)		46,920,782
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $57,664,833)		57,959,470

ASSET-BACKED SECURITIES - 5.7%

Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[3]	649,433	659,932
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[3]	915,491	783,072
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[3]	615,000	639,801
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	394,767	365,006
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[3]	1,600,000	1,596,313
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 0%, 11/25/2074[3,7]	1,180,000	1,182,317
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[3]	2,100,000	2,045,916
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[3]	734,544	607,027
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[3]	670,000	664,753
Hotwire Funding LLC, Series 2021- 1, Class A2, 2.311%, 11/20/2051[3]	1,950,000	1,898,298
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[3]	792,480	799,258
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.997%, 3/26/2040[3,7]	111,769	110,293
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	165,000	166,728
Oxford Finance Funding LLC Series 2022-1A, Class A2, 3.602%, 2/15/2030[3]	1,043,750	1,034,140

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC (continued)
Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]	1,721,778	$1,729,914
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[3]	196,650	195,796
Series 2023-1, Class A, 7.42%, 7/15/2035[3]	633,336	647,937
Series 2024-1, Class A, 6.95%, 2/15/2036[3]	313,450	316,343
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.947%, 5/26/2026[7]	1,587,277	1,555,841

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,252,481)		16,998,685

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[3,8]	1,024,609	996,904
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,8]	19,318	18,497
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[3,8]	559,250	468,142
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[3,8]	104,498	97,317
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[3,8]	249,153	227,620
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,8]	214,352	193,067
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,8]	127,288	112,605
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[3,8]	40,485	38,189
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[3,8]	788,522	694,925
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	10,582	10,491
Series 2021-69, Class WJ, 1.50%, 10/25/2050	750,372	655,528
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,727,311	1,540,547
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	135,543	127,121
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[3,7]	1,015,075	944,874

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[3,8]	745,354	$670,008
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[3,8]	765,215	686,295
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[3,8]	842,051	721,238
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,8]	63,119	61,901
Series 2017-2, Class A3, 3.50%, 5/25/2047[3,8]	9,795	8,905
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.692%, 1/25/2063[3,8]	1,241,859	1,123,567
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,8]	182,613	175,751
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,8]	200,472	195,249
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,8]	232,014	223,311
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,9]	677,843	681,689
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.991%, 7/25/2029 (Acquired 07/24/2023, cost $132,434)[2,7]	132,434	132,422
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,8]	748,483	698,807
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[3,8]	925,090	802,885
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[3,8]	1,645,414	1,375,064
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[3,8]	1,039,722	870,443
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	172,314	150,388
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	338,594	308,076
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	120,110	109,235
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	157,426	143,492
Series 2017-6, Class A19, 3.50%, 9/25/2047[3,8]	63,252	57,208
Series 2020-1, Class A1, 3.50%, 2/25/2050[3,8]	61,427	55,847
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.25%, 11/15/2027[3,7]	884,317	521,706
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,8]	102,341	97,924

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.106%, 10/25/2048[3,7]		127,679	$127,810
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,8]		71,639	67,438

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $18,011,787)			16,192,486

FOREIGN GOVERNMENT BONDS - 0.7%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[3]		1,005,000	1,020,873
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,070,050
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	56,837

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,199,459)			2,147,760

MUNICIPAL BONDS - 0.3%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028 (Identified Cost $955,000)		955,000	903,865

U.S. GOVERNMENT AGENCIES - 9.0%

Mortgage-Backed Securities - 9.0%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		210,158	209,335
Pool #MA1834, UMBS, 4.50%, 2/1/2034		166,699	168,044
Pool #MA1903, UMBS, 4.50%, 5/1/2034		116,926	117,863
Pool #889576, UMBS, 6.00%, 4/1/2038		121,208	128,354
Pool #MA3412, UMBS, 3.50%, 7/1/2038		214,425	207,546
Pool #995196, UMBS, 6.00%, 7/1/2038		249,699	263,575
Pool #AD0207, UMBS, 6.00%, 10/1/2038		44,488	47,111
Pool #AD0220, UMBS, 6.00%, 10/1/2038		13,784	14,550
Pool #MA0258, UMBS, 4.50%, 12/1/2039		221,335	221,846
Pool #AL1595, UMBS, 6.00%, 1/1/2040		155,664	164,841
Pool #AL0152, UMBS, 6.00%, 6/1/2040		240,469	254,646

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,609,298	$1,458,682
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,680,284	1,644,481
Pool #AL7068, UMBS, 4.50%, 9/1/2042	72,975	73,143
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,006,171	2,034,387
Pool #AX5234, UMBS, 4.50%, 11/1/2044	275,911	274,246
Pool #BD1381, UMBS, 3.50%, 6/1/2046	32,714	30,761
Pool #BE7845, UMBS, 4.50%, 2/1/2047	53,083	52,737
Pool #AL8674, 5.624%, 1/1/2049	585,488	611,683
Pool #FS1179, UMBS, 3.50%, 12/1/2049	823,505	772,095
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,704,695	1,549,879
Pool #MA4020, UMBS, 3.00%, 5/1/2050	2,779,141	2,495,043
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,100,125	1,893,433
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,090,337	1,870,506
Pool #FS4925, UMBS, 3.50%, 4/1/2052	1,879,579	1,751,658
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,079,852	1,057,754
Pool #MA4807, UMBS, 5.50%, 11/1/2052	955,478	970,780
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,612,844	1,613,056
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	185,358	187,110
Pool #C91771, 4.50%, 6/1/2034	3,442	3,475
Pool #C91780, 4.50%, 7/1/2034	4,033	4,070
Pool #G03781, 6.00%, 1/1/2038	39,464	41,844
Pool #G03926, 6.00%, 2/1/2038	63,656	67,494
Pool #G05900, 6.00%, 3/1/2040	35,003	37,114
Pool #G05906, 6.00%, 4/1/2040	33,223	35,226
Pool #A92889, 4.50%, 7/1/2040	434,394	436,424
Pool #G08772, 4.50%, 7/1/2047	47,728	47,381
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	96,021	90,026
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,385,228	2,425,164
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,561,489	1,561,694

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $27,147,498)		26,889,057

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[10]
(Identified Cost $5,413,750)	5,413,750	$5,413,750
–
TOTAL INVESTMENTS - 99.6% (Identified Cost $278,109,697)		298,487,567
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,204,976
NET ASSETS - 100%		$299,692,543

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at October 31, 2025 was $683,767, or 0.2% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $40,464,098, which represented 13.5% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of October 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of October 31, 2025.

10Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

October 31, 2025

ASSETS:

Investments in securities, at value (identified cost $278,109,697) (Note 2)	$298,487,567
Foreign currency, at value (identified cost $347)	340
Interest receivable	1,417,220
Dividends receivable	152,651
Foreign tax reclaims receivable	140,841
Receivable for fund shares sold	41,088
Prepaid expenses	9,431

TOTAL ASSETS	300,249,138

LIABILITIES:

Due to custodian	2,631
Accrued management fees[1]	161,852
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	96,122
Accrued sub-transfer agent fees[1]	67,593
Accrued fund accounting and administration fees[1]	39,765
Directors' fees payable[1]	3,672
Accrued Chief Compliance Officer service fees[1]	3,086
Professional fees payable	87,190
Payable for fund shares repurchased	55,134
Other payables and accrued expenses	39,550

TOTAL LIABILITIES	556,595

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$299,692,543

NET ASSETS CONSIST OF:

Capital stock	$198,031
Additional paid-in-capital	264,702,917
Total distributable earnings (loss)	34,791,595

TOTAL NET ASSETS	$299,692,543

[1]	See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

October 31, 2025

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($131,221,574/8,694,519 shares)	$15.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($78,518,428/5,174,157 shares)	$15.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($21,151,417/1,395,303 shares)	$15.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($68,800,738/4,539,063 shares)	$15.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($386/25 shares)	$15.29[1]

[1]	The net asset value of Class W Shares was calculated using unrounded net assets of $385.61 divided by the unrounded shares outstanding of 25.22.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Interest	$7,973,334
Dividends (net of foreign taxes withheld, $97,675)	1,794,690

Total Investment Income	9,768,024

EXPENSES:

Management fees (Note 3)	1,853,943
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	719,773
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	336,770
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	104,796
Sub-transfer agent fees (Note 3)	192,162
Fund accounting and administration fees (Note 3)	105,439
Directors’ fees (Note 3)	36,258
Chief Compliance Officer service fees (Note 3)	9,493
Transfer agent fees	142,283
Professional fees	96,747
Custodian fees	22,954
Miscellaneous	122,254

Total Expenses	3,742,872
Less reduction of expenses (Note 3)	(21,946)

Net Expenses	3,720,926

NET INVESTMENT INCOME	6,047,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,256)	12,165,505
Foreign currency and translation of other assets and liabilities	(2,551)
12,162,954
Net change in unrealized appreciation (depreciation) on-
Investments in securities	3,036,695
Foreign currency and translation of other assets and liabilities	(22)
3,036,673
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	15,199,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,246,725

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE YEAR ENDED 10/31/25	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$6,047,098	$7,277,248
Net realized gain (loss) on investments and foreign currency	12,162,954	9,243,656
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,036,673	35,348,342

Net increase (decrease) from operations	21,246,725	51,869,246

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(6,034,865)	(2,794,527)
Class I	(3,956,561)	(1,789,345)
Class R	(876,556)	(390,780)
Class L	(2,686,254)	(1,194,217)
Class W	(5,597)	(2,497)
Total distributions to shareholders	(13,559,833)	(6,171,366)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(36,601,832)	(40,700,735)
Net increase (decrease) in net assets	(28,914,940)	4,997,145

NET ASSETS:

Beginning of year.	328,607,483	323,610,338

End of year	$299,692,543	$328,607,483

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$14.69	$12.80	$12.47	$15.88	$14.57
Income (loss) from investment operations:
Net investment income[1]	0.30	0.33	0.27	0.13	0.09
Net realized and unrealized gain (loss) on investment	0.74	1.82	0.24	(2.56)	2.13
Total from investment operations	1.04	2.15	0.51	(2.43)	2.22
Less distributions to shareholders:
From net investment income	(0.34)	(0.26)	(0.17)	(0.05)	(0.07)
From net realized gain on investments.	(0.30)	—	(0.01)	(0.93)	(0.84)
Total distributions to shareholders	(0.64)	(0.26)	(0.18)	(0.98)	(0.91)

Net asset value - End of year	$15.09	$14.69	$12.80	$12.47	$15.88
Net assets - End of year (000’s omitted)	$131,222	$141,534	$140,872	$186,398	$244,965
Total return[2]	7.30%	16.95%	4.05%	(16.27%)	15.78%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%	1.06%[3]	1.10%	1.07%	1.05%
Net investment income	2.09%	2.31%	2.06%	0.94%	0.59%
Series portfolio turnover	70%	59%	56%	69%	74%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.00%[4]	N/A	N/A

[1]	Calculated based on average shares outstanding during the years.

[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

[3]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$14.77	$12.85	$12.53	$16.44	$15.49
Income (loss) from investment operations:
Net investment income[1]	0.34	0.36	0.30	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.74	1.84	0.24	(2.58)	2.25
Total from investment operations	1.08	2.20	0.54	(2.42)	2.37
Less distributions to shareholders:
From net investment income	(0.37)	(0.28)	(0.21)	(0.10)	(0.16)
From net realized gain on investment	(0.30)	—	(0.01)	(1.39)	(1.26)
Total distributions to shareholders	(0.67)	(0.28)	(0.22)	(1.49)	(1.42)

Net asset value - End of year	$15.18	$14.77	$12.85	$12.53	$16.44
Net assets - End of year (000’s omitted)	$78,518	$88,226	$84,949	$98,235	$127,248
Total return[2]	7.56%	17.27%	4.29%	(16.09%)	16.10% %

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.85%	0.85%	0.84%
Net investment income. .	2.31%	2.53%	2.32%	1.15%	0.79%
Series portfolio turnover.	70%	59%	56%	69%	74%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	0.01%	0.05%	0.00%[3]	N/A

[1]	Calculated based on average shares outstanding during the years.

[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

[3]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$14.75	$12.86	$12.52	$16.35	$15.32
Income (loss) from investment operations:
Net investment income[1]	0.27	0.30	0.25	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.74	1.84	0.23	(2.58)	2.23
Total from investment operations	1.01	2.14	0.48	(2.47)	2.29
Less distributions to shareholders:
From net investment income	(0.30)	(0.25)	(0.13)	(0.07)	(0.10)
From net realized gain on investments	(0.30)	—	(0.01)	(1.29)	(1.16)
Total distributions to shareholders.	(0.60)	(0.25)	(0.14)	(1.36)	(1.26)

Net asset value - End of year	$15.16	$14.75	$12.86	$12.52	$16.35
Net assets - End of year (000’s omitted)	$21,151	$21,876	$20,749	$21,692	$28,121
Total return[2]	7.08%	16.75%	3.77%	(16.43%)	15.62%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.31%	1.28%	1.30%	1.26%	1.26%[3]
Net investment income	1.85%	2.09%	1.87%	0.74%	0.39%
Series portfolio turnover	70%	59%	56%	69%	74%

[1]	Calculated based on average shares outstanding during the years.

[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

[3]	Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$14.74	$12.88	$12.50	$16.44	$15.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.22	0.18	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.74	1.84	0.23	(2.57)	2.23
Total from investment operations	0.94	2.06	0.41	(2.54)	2.22
Less distributions to shareholders:
From net investment income	(0.22)	(0.20)	(0.02)	(0.03)	(0.03)
From net realized gain on investments	(0.30)	—	(0.01)	(1.37)	(1.24)
Total distributions to shareholders	(0.52)	(0.20)	(0.03)	(1.40)	(1.27)

Net asset value - End of year	$15.16	$14.74	$12.88	$12.50	$16.44
Net assets - End of year (000’s omitted)	$68,801	$76,858	$76,944	$85,200	$108,544
Total return[2]	6.56%	16.14%	3.27%	(16.89%)	14.94%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.82%	1.81%	1.82%	1.78%	1.77%
Net investment income (loss)	1.34%	1.57%	1.35%	0.22%	(0.13%)
Series portfolio turnover	70%	59%	56%	69%	74%

[1]	Calculated based on average shares outstanding during the years.

[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$14.83	$12.87	$12.60	$15.99	$14.65
Income (loss) from investment operations:
Net investment income[1]	0.45	0.44	0.40	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.74	1.85	0.25	(2.58)	2.15
Total from investment operations	1.19	2.29	0.65	(2.32)	2.39
Less distributions to shareholders:
From net investment income	(0.43)	(0.33)	(0.37)	(0.14)	(0.21)
From net realized gain on investments	(0.30)	—	(0.01)	(0.93)	(0.84)
Total distributions to shareholders	(0.73)	(0.33)	(0.38)	(1.07)	(1.05)

Net asset value - End of year	$15.29	$14.83	$12.87	$12.60	$15.99
Net assets - End of year (000’s omitted)	$386[2]	$113	$97	$106	$238
Total return[3]	8.34%	18.04%	5.10%	(15.53%)	16.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.12%	3.06%	3.06%	1.82%	1.54%
Series portfolio turnover	70%	59%	56%	69%	74%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.67%	0.67%	0.67%	0.64%	0.63%

[1]	Calculated based on average shares outstanding during the years.

[2]	Represents the whole number without rounding to the 000s.

[3]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 57.8%

Communication Services - 3.7%
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A	25,656	$7,214,211
Meta Platforms, Inc. - Class A	10,795	6,998,938
Tencent Holdings Ltd. - ADR (China)	27,775	2,260,052
Total Communication Services		16,473,201
Consumer Discretionary - 8.0%
Automobiles - 1.0%
Ferrari N.V. (Italy)	11,168	4,511,314
Broadline Retail - 3.6%
Amazon.com, Inc.*	51,602	12,602,240
MercadoLibre, Inc. (Brazil)*	1,511	3,516,490
		16,118,730
Household Durables - 1.4%
Persimmon plc - ADR (United Kingdom)	100,396	3,227,731
Taylor Wimpey plc - ADR (United Kingdom)	239,317	3,302,575
		6,530,306
Specialty Retail - 0.5%
The TJX Companies, Inc.	15,951	2,235,373
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA - ADR (France)	26,700	6,603,978
Total Consumer Discretionary		35,999,701
Financials - 8.6%
Banks - 1.5%
HDFC Bank Ltd. - ADR (India)	123,564	4,475,488
NU Holdings Ltd. - Class A (Brazil)*	143,341	2,309,223
		6,784,711
Capital Markets - 3.6%
BlackRock, Inc.	1,615	1,748,738
Deutsche Boerse AG - ADR (Germany)	80,440	2,035,132
Intercontinental Exchange, Inc.	14,543	2,127,496
Moody's Corp.	9,461	4,544,118
Nasdaq, Inc.	25,708	2,197,777
S&P Global, Inc.	7,090	3,454,319
		16,107,580
Financial Services - 3.0%
Mastercard, Inc. - Class A	14,700	8,114,253
Visa, Inc. - Class A	16,481	5,615,736
		13,729,989
Insurance - 0.5%
First American Financial Corp.	34,647	2,165,784
Total Financials		38,788,064
Health Care - 9.4%
Biotechnology - 1.5%
Vertex Pharmaceuticals, Inc.*	15,943	6,784,862

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	8,334	$4,452,690
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	25,267	8,630,197
Life Sciences Tools & Services - 1.5%
Lonza Group AG - ADR (Switzerland)	31,493	2,172,072
Thermo Fisher Scientific, Inc.	7,982	4,528,907
		6,700,979
Pharmaceuticals - 3.5%
AstraZeneca plc - ADR (United Kingdom)	54,591	4,498,298
GSK plc - ADR	51,579	2,416,992
Roche Holding AG - ADR	160,463	6,482,705
Zoetis, Inc.	15,720	2,265,095
		15,663,090
Total Health Care		42,231,818
Industrials - 6.8%
Aerospace & Defense - 3.0%
BAE Systems plc - ADR (United Kingdom)	45,324	4,482,997
HEICO Corp. - Class A	9,217	2,283,328
L3Harris Technologies, Inc.	23,344	6,748,750
		13,515,075
Air Freight & Logistics - 2.3%
Deutsche Post AG - ADR (Germany)	149,965	6,899,890
United Parcel Service, Inc. - Class B	35,474	3,420,403
		10,320,293
Commercial Services & Supplies - 0.5%
Rollins, Inc.	40,251	2,318,860
Professional Services - 1.0%
TransUnion	55,336	4,492,176
Total Industrials		30,646,404
Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	16,846	2,347,322
Halma plc - ADR (United Kingdom)	24,077	2,268,048
		4,615,370
Semiconductors & Semiconductor Equipment - 4.2%
NVIDIA Corp.	47,409	9,599,849
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	31,059	9,331,055
		18,930,904
Software - 9.6%
Atlassian Corp. - Class A *	13,860	2,348,161
Bentley Systems, Inc. - Class B	88,615	4,504,301
Cadence Design Systems, Inc.*	27,030	9,154,791

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Clearwater Analytics Holdings, Inc. - Class A*	113,527	$2,090,032
Microsoft Corp.	21,795	11,285,669
Salesforce, Inc.	8,913	2,321,034
ServiceNow, Inc.*	7,331	6,739,242
Workday, Inc. - Class A*	18,795	4,509,296
		42,952,526
Total Information Technology		66,498,800
Materials - 5.1%
Chemicals - 4.1%
Air Liquide S.A. - ADR (France)	170,645	6,598,842
Albemarle Corp.	47,255	4,641,859
The Sherwin-Williams Co.	6,541	2,256,252
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	103,734	5,081,929
		18,578,882
Paper & Forest Products - 1.0%
West Fraser Timber Co. Ltd. (Canada)	69,923	4,265,303
Total Materials		22,844,185
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc. - Class A*	27,483	4,189,234
Utilities - 0.5%
Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	94,051	2,308,011
TOTAL COMMON STOCKS (Identified Cost $219,782,509)		259,979,418

CORPORATE BONDS - 9.0%

Non-Convertible Corporate Bonds- 9.0%
Communication Services - 0.3%
Entertainment - 0.2%
The Walt Disney Co., 6.65%, 11/15/2037	780,000	901,737
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	396,856

Total Communication Services		1,298,593

Consumer Discretionary - 0.2%
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	840,000	856,615
Specialty Retail - 0.0%##
Ross Stores, Inc., 1.875%, 4/15/2031	320,000	279,526

Total Consumer Discretionary		1,136,141

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $444,248)[2]	500,163	$474,492
Cameron LNG LLC, 3.302%, 1/15/2035[3]	625,000	548,200
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,150,000	1,269,707
Energy Transfer LP
7.375%, 2/1/2031[3]	820,000	854,135
6.50%, 2/1/2042.	1,200,000	1,261,616
Kinder Morgan, Inc., 4.80%, 2/1/2033	780,000	780,163
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024- 03/06/2024, cost $561,794)[2]	560,000	55,991
Total Energy		5,244,304

Financials - 4.5%
Banks - 2.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,400,000	1,279,515
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,310,000	1,288,169
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	990,000	995,458
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	820,000	852,528
Huntington Bancshares, Inc., 2.55%, 2/4/2030	920,000	852,301
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,120,000	2,140,334
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,260,000	1,285,074
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,360,000	1,280,933
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,270,000	1,282,614
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,260,000	1,287,414
		12,544,340

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.7%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[3,4,5]	500,000	$491,204
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[3]	550,000	552,093
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,030,000	2,130,267
		3,173,564
Consumer Finance - 0.4%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	1,580,000	1,709,969
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	360,477
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[2]	275,000	236,559
		597,036
Insurance - 0.5%
MassMutual Global Funding II, 4.85%, 1/17/2029[3]	400,000	407,944
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[3]	420,000	428,626
New York Life Global Funding, 4.70%, 1/29/2029[3]	420,000	427,311
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	810,000	854,188
		2,118,069
Total Financials		20,142,978

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[3]	980,000	947,210

Industrials - 0.4%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	430,000	431,567
Passenger Airlines - 0.1%
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	58,938	58,810
Series 2019-2, Class B, 3.50%, 5/1/2028	349,988	338,624
		397,434

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	890,000	$859,192

Total Industrials		1,688,193

Materials - 0.3%
Metals & Mining - 0.3%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	300,000	327,216
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]	879,933	876,152
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[2,6]	653,000	7

Total Materials		1,203,375

Real Estate - 1.0%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	692,405
Retail REITs - 0.3%
Simon Property Group LP, 2.65%, 2/1/2032	1,460,000	1,309,525
Specialized REITs - 0.6%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[2]	650,000	649,644
Safehold GL Holdings LLC, 6.10%, 4/1/2034	810,000	853,616
SBA Tower Trust, 6.599%, 1/15/2028[3]	1,250,000	1,279,984
		2,783,244
Total Real Estate		4,785,174

Utilities - 0.9%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	800,000	852,020
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,500,000	1,690,147
		2,542,167
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	1,610,000	1,703,874

Total Utilities		4,246,041

TOTAL CORPORATE BONDS (Identified Cost $40,529,221)		40,692,009

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 16.3%

U.S. Treasury Bonds - 6.4%
U.S. Treasury Bond
2.375%, 2/15/2042	6,926,000	$5,177,185
3.00%, 5/15/2047	16,381,000	12,608,251
3.625%, 2/15/2053	13,421,000	11,204,438

Total U.S. Treasury Bonds (Identified Cost $29,042,725)		28,989,874
U.S. Treasury Notes - 9.9%
U.S. Treasury Note
1.375%, 11/15/2031	22,401,000	19,476,619
4.125%, 11/15/2032	24,638,000	24,996,021
Total U.S. Treasury Notes (Identified Cost $44,523,909)		44,472,640
TOTAL U.S. TREASURY SECURITIES (Identified Cost $73,566,634)		73,462,514

ASSET-BACKED SECURITIES - 4.5%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[3]	1,800,000	1,758,283
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[3]	1,450,000	1,469,261
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[3]	826,175	706,675
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[3]	830,000	863,472
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	385,912	356,819
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 0%, 11/25/2074[3,7]	970,000	971,905
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[3]	2,150,000	2,094,628
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[3]	870,000	863,187
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[3]	700,000	705,828
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.997%, 3/26/2040[3,7]	101,102	99,766
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[3]	2,275,000	1,919,544
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	220,000	222,304
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[3]	1,070,860	1,061,001
Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]	2,023,288	2,032,848

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[3]	201,078	$200,204
Series 2023-1, Class A, 7.42%, 7/15/2035[3]	1,201,715	1,229,418
Series 2024-1, Class A, 6.95%, 2/15/2036[3]	427,432	431,377
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[3].	1,310,040	1,244,019
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.947%, 5/26/2026[7]	2,115,216	2,073,324
TOTAL ASSET-BACKED SECURITIES (Identified Cost $20,810,388)		20,303,863

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[3,8]	1,024,609	996,904
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,8]	18,413	17,631
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[3,8]	745,667	624,189
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8]	2,008,548	1,730,086
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,8]	136,066	122,555
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,8]	85,060	75,248
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[3,8]	40,127	37,851
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[3,8]	1,779,347	1,568,140
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	8,140	8,070
Series 2021-69, Class WJ, 1.50%, 10/25/2050	744,735	650,604
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[3]	973,963	970,878
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,555,297	1,387,132
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	136,943	128,434
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[3,7]	1,033,598	962,116

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[3,8]	735,716	$661,344
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[3,8]	765,215	686,295
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[3,8]	862,100	738,410
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,8]	50,114	49,147
Series 2017-2, Class A3, 3.50%, 5/25/2047[3,8]	84,363	76,699
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.692%, 1/25/2063[3,8]	1,607,678	1,454,540
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,8]	130,997	126,074
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,8]	168,520	164,130
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,8]	189,211	182,113
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[3,8]	1,217,681	1,061,916
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,9]	920,844	926,068
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.991%, 7/25/2029 (Acquired 07/24/2023, cost $152,500)[2,7]	152,500	152,486
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,8]	765,317	714,523
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[3,8]	908,860	788,799
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[3,8]	1,645,414	1,375,064
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[3,8]	1,636,599	1,370,143
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	180,104	157,187
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	372,725	339,132
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	80,518	73,228
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	101,328	92,359
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.25%, 11/15/2027[3,7]	1,103,101	650,779
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,8]	108,525	103,841

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.106%, 10/25/2048[3,7]		158,019	$158,181
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,8]		40,598	38,218

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,463,616)			21,420,514

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[3]		1,305,000	1,325,610
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,361,882
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	51,106

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,793,203)			2,738,598

MUNICIPAL BONDS - 0.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028 (Identified Cost $230,000)		230,000	217,685

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		130,728	130,216
Pool #MA1834, UMBS, 4.50%, 2/1/2034		198,347	199,948
Pool #MA1903, UMBS, 4.50%, 5/1/2034		83,186	83,853
Pool #889576, UMBS, 6.00%, 4/1/2038		80,782	85,545
Pool #889579, UMBS, 6.00%, 5/1/2038		65,556	69,421
Pool #MA3412, UMBS, 3.50%, 7/1/2038		214,425	207,546
Pool #995196, UMBS, 6.00%, 7/1/2038		3,775	3,984
Pool #AD0207, UMBS, 6.00%, 10/1/2038		211,778	224,263
Pool #AD0220, UMBS, 6.00%, 10/1/2038		6,680	7,051
Pool #MA0258, UMBS, 4.50%, 12/1/2039		141,106	141,433
Pool #AL1595, UMBS, 6.00%, 1/1/2040		75,863	80,336

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL0152, UMBS, 6.00%, 6/1/2040	160,267	$169,716
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,599,831	1,450,102
Pool #AL0241, UMBS, 4.00%, 4/1/2041	267,328	261,008
Pool #AI5172, UMBS, 4.00%, 8/1/2041	162,743	159,026
Pool #AL1410, UMBS, 4.50%, 12/1/2041	281,561	281,607
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,541,149	2,576,890
Pool #AL7729, UMBS, 4.00%, 6/1/2043	145,739	142,410
Pool #AX5234, UMBS, 4.50%, 11/1/2044	161,703	160,727
Pool #AS4103, UMBS, 4.50%, 12/1/2044	233,932	232,521
Pool #BC6764, UMBS, 3.50%, 4/1/2046	116,687	109,721
Pool #BD6997, UMBS, 4.00%, 10/1/2046	78,290	75,665
Pool #BE7845, UMBS, 4.50%, 2/1/2047	89,190	88,609
Pool #AL8674, 5.624%, 1/1/2049	499,923	522,290
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,163,959	1,058,251
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,305,753	2,980,403
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,366,350	2,117,492
Pool #MA4807, UMBS, 5.50%, 11/1/2052	910,338	924,916
Pool #MA4868, UMBS, 5.00%, 1/1/2053	2,983,762	2,984,153
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	124,398	125,574
Pool #C91771, 4.50%, 6/1/2034	125,587	126,770
Pool #C91780, 4.50%, 7/1/2034	145,427	146,763
Pool #G03926, 6.00%, 2/1/2038	31,828	33,747
Pool #G05906, 6.00%, 4/1/2040	30,667	32,517
Pool #Q33778, 4.00%, 6/1/2045	183,741	178,795
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,034,672	1,829,300
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,022,654	2,022,919

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $22,267,740)		22,025,488

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[10]
(Identified Cost $8,306,235)	8,306,235	$8,306,235

TOTAL INVESTMENTS - 99.8% (Identified Cost $411,749,546)		449,146,324
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,023,935
NET ASSETS - 100%		$450,170,259

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at October 31, 2025 was $1,569,179, or 0.3% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $47,356,784, which represented 10.5% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of October 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of October 31, 2025.

10Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

October 31, 2025

ASSETS:

Investments in securities, at value (identified cost $411,749,546) (Note 2)	$449,146,324
Foreign currency, at value (identified cost $344)	337
Interest receivable	1,647,235
Dividends receivable	296,568
Foreign tax reclaims receivable	272,615
Receivable for fund shares sold	16,695
Prepaid expenses	9,431

TOTAL ASSETS	451,389,205

LIABILITIES:

Due to custodian	101,485
Accrued management fees[1]	252,448
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	140,592
Accrued sub-transfer agent fees[1]	70,281
Accrued fund accounting and administration fees[1]	47,616
Directors' fees payable[1]	6,472
Accrued Chief Compliance Officer service fees[1]	3,086
Payable for fund shares repurchased	435,273
Professional fees payable	89,781
Distributions payable	2,600
Other payables and accrued expenses	69,312

TOTAL LIABILITIES	1,218,946

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$450,170,259

NET ASSETS CONSIST OF:

Capital stock	$216,511
Additional paid-in-capital	374,242,880
Total distributable earnings (loss)	75,710,868

TOTAL NET ASSETS	$450,170,259

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

October 31, 2025

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($245,322,948/11,812,470 shares)	$20.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($79,639,932/3,818,978 shares)	$20.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($43,338,902/2,080,661 shares)	$20.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($81,725,710/3,932,187 shares)	$20.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($142,767/6,774 shares)	$21.07[1]

[1]	The net asset value of Class W Shares was calculated using unrounded net assets of $142,767.02 divided by the unrounded shares outstanding of 6,774.469.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Interest	$10,241,308
Dividends (net of foreign taxes withheld, $220,199)	3,930,857

Total Investment Income	14,172,165

EXPENSES:

Management fees (Note 3)	3,168,607
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	861,217
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	646,740
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	222,504
Sub-transfer agent fees (Note 3)	203,964
Fund accounting and administration fees (Note 3)	124,865
Directors’ fees (Note 3)	62,764
Chief Compliance Officer service fees (Note 3)	9,493
Transfer agent fees	286,860
Professional fees	103,519
Custodian fees	31,142
Miscellaneous	150,954

Total Expenses	5,872,629
Less reduction of expenses (Note 3)	(872)

Net Expenses	5,871,757

NET INVESTMENT INCOME	8,300,408

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,768)	40,628,238
Foreign currency and translation of other assets and liabilities	(3,055)

40,625,183
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(10,238,739)
Foreign currency and translation of other assets and liabilities	(562)

(10,239,301)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	30,385,882

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,686,290

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,300,408	$10,618,375
Net realized gain (loss) on investments and foreign currency	40,625,183	21,434,863
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,239,301)	68,170,854

Net increase (decrease) from operations	38,686,290	100,224,092

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(10,987,347)	(4,890,099)
Class I	(5,879,471)	(2,570,814)
Class R	(1,753,493)	(702,281)
Class L	(2,896,911)	(1,190,661)
Class W	(6,428)	(2,857)

Total distributions to shareholders	(21,523,650)	(9,356,712)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(123,348,293)	(56,236,429)

Net increase (decrease) in net assets	(106,185,653)	34,630,951

NET ASSETS:

Beginning of year	556,355,912	521,724,961

End of year	$450,170,259	$556,355,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$20.08	$17.03	$16.90	$21.76	$19.12
Income (loss) from investment operations:
Net investment income[1]	0.33	0.38	0.31	0.17	0.11
Net realized and unrealized gain (loss) on investments	1.17	2.99	0.46	(3.98)	3.80
Total from investment operations	1.50	3.37	0.77	(3.81)	3.91
Less distributions to shareholders:
From net investment income	(0.39)	(0.32)	(0.20)	(0.05)	(0.06)
From net realized gain on investments	(0.42)	—	(0.44)	(1.00)	(1.21)
Total distributions to shareholders	(0.81)	(0.32)	(0.64)	(1.05)	(1.27)

Net asset value - End of year	$20.77	$20.08	$17.03	$16.90	$21.76
Net assets - End of year (000’s omitted)	$245,323	$275,451	$263,179	$276,523	$365,077
Total return[2]	7.68%	19.97%	4.48%	(18.35%)	21.19%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.03%	1.02%	1.04%	1.02%	1.01%
Net investment income	1.65%	1.98%	1.78%	0.91%	0.54%
Series portfolio turnover	78%	71%	56%	66%	66%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$20.16	$17.08	$16.96	$23.33	$22.09
Income (loss) from investment operations:
Net investment income[1]	0.38	0.43	0.35	0.21	0.17
Net realized and unrealized gain (loss) on investments	1.17	2.99	0.47	(4.00)	4.22
Total from investment operations	1.55	3.42	0.82	(3.79)	4.39
Less distributions to shareholders:
From net investment income	(0.44)	(0.34)	(0.26)	(0.19)	(0.26)
From net realized gain on investments	(0.42)	—	(0.44)	(2.39)	(2.89)
Total distributions to shareholders	(0.86)	(0.34)	(0.70)	(2.58)	(3.15)

Net asset value - End of year	$20.85	$20.16	$17.08	$16.96	$23.33
Net assets - End of year (000’s omitted)	$79,640	$142,682	$130,709	$137,658	$192,593
Total return[2]	7.94%	20.23%	4.76%	(18.14%)	21.48%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.79%	0.77%	0.82%	0.79%	0.79%
Net investment income	1.90%	2.22%	2.00%	1.14%	0.75%
Series portfolio turnover	78%	71%	56%	66%	66%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$20.14	$17.10	$16.94	$22.80	$21.08
Income (loss) from investment operations:
Net investment income[1]	0.28	0.33	0.27	0.13	0.08
Net realized and unrealized gain (loss) on investments	1.17	3.00	0.46	(4.00)	4.05
Total from investment operations	1.45	3.33	0.73	(3.87)	4.13
Less distributions to shareholders:
From net investment income	(0.34)	(0.29)	(0.13)	(0.10)	(0.13)
From net realized gain on investments	(0.42)	—	(0.44)	(1.89)	(2.28)
Total distributions to shareholders	(0.76)	(0.29)	(0.57)	(1.99)	(2.41)

Net asset value - End of year	$20.83	$20.14	$17.10	$16.94	$22.80
Net assets - End of year (000’s omitted)	$43,339	$46,372	$41,368	$42,104	$56,058
Total return[2]	7.40%	19.66%	4.27%	(18.48%)	20.86%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.28%	1.27%	1.28%	1.25%	1.24%
Net investment income	1.41%	1.73%	1.54%	0.68%	0.31%
Series portfolio turnover	78%	71%	56%	66%	66%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$20.09	$17.09	$16.93	$23.08	$21.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.18	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	1.16	3.01	0.45	(4.03)	4.15
Total from investment operations	1.34	3.24	0.63	(4.00)	4.11
Less distributions to shareholders:
From net investment income	(0.23)	(0.24)	(0.03)	(0.04)	(0.02)
From net realized gain on investments	(0.42)	—	(0.44)	(2.11)	(2.55)
Total distributions to shareholders	(0.65)	(0.24)	(0.47)	(2.15)	(2.57)

Net asset value - End of year	$20.78	$20.09	$17.09	$16.93	$23.08
Net assets - End of year (000’s omitted)	$81,726	$91,719	$86,349	$89,871	$113,582
Total return[2]	6.82%	19.08%	3.67%	(19.03%)	20.38%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.80%	1.78%	1.81%	1.78%	1.76%
Net investment income (loss)	0.88%	1.22%	1.01%	0.16%	(0.22%)
Series portfolio turnover	78%	71%	56%	66%	66%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$20.36	$17.19	$17.04	$21.85	$19.18
Income (loss) from investment operations:
Net investment income[1]	0.52	0.56	0.48	0.39	0.30
Net realized and unrealized gain (loss) on investments	1.18	3.02	0.47	(4.04)	3.82
Total from investment operations	1.70	3.58	0.95	(3.65)	4.12
Less distributions to shareholders:
From net investment income	(0.57)	(0.41)	(0.36)	(0.16)	(0.24)
From net realized gain on investments	(0.42)	—	(0.44)	(1.00)	(1.21)
Total distributions to shareholders	(0.99)	(0.41)	(0.80)	(1.16)	(1.45)

Net asset value - End of year	$21.07	$20.36	$17.19	$17.04	$21.85
Net assets - End of year (000’s omitted)	$143	$132	$120	$118	$7
Total return[2]	8.64%	21.08%	5.51%	(17.60%)	22.34%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.58%	2.89%	2.72%	2.23%	1.44%
Series portfolio turnover	78%	71%	56%	66%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.65%	0.64%	0.66%	0.63%	0.62%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 87.4%

Communication Services - 5.5%
Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A	43,006	$12,092,857
Meta Platforms, Inc. - Class A	14,575	9,449,702
Tencent Holdings Ltd. - ADR (China)	41,825	3,403,300
Total Communication Services		24,945,859
Consumer Discretionary - 11.6%
Automobiles - 1.2%
Ferrari N.V. (Italy)	12,938	5,226,305
Broadline Retail - 5.4%
Amazon.com, Inc.*	78,232	19,105,819
MercadoLibre, Inc. (Brazil)*	2,325	5,410,880
		24,516,699
Household Durables - 2.0%
Persimmon plc - ADR (United Kingdom).	145,268	4,670,366
Taylor Wimpey plc - ADR (United Kingdom)	325,629	4,493,680
		9,164,046
Specialty Retail - 0.8%
The TJX Companies, Inc.	25,207	3,532,509
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA - ADR (France)	41,133	10,173,836
Total Consumer Discretionary		52,613,395
Financials - 12.9%
Banks - 2.2%
HDFC Bank Ltd. - ADR (India)	176,753	6,401,993
NU Holdings Ltd. - Class A (Brazil)*	225,371	3,630,727
		10,032,720
Capital Markets - 5.3%
BlackRock, Inc.	2,471	2,675,623
Deutsche Boerse AG - ADR (Germany)	101,264	2,561,979
Intercontinental Exchange, Inc.	17,897	2,618,152
Moody’s Corp.	15,096	7,250,609
Nasdaq, Inc.	44,051	3,765,920
S&P Global, Inc.	10,627	5,177,581
		24,049,864
Financial Services - 4.6%
Mastercard, Inc. - Class A	20,021	11,051,392
Visa, Inc. - Class A	28,016	9,546,172
		20,597,564
Insurance - 0.8%
First American Financial Corp.	57,650	3,603,702
Total Financials		58,283,850
Health Care - 14.8%
Biotechnology - 2.5%
Vertex Pharmaceuticals, Inc.*	27,106	11,535,500
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	13,920	$7,437,178
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	38,170	13,037,345
Life Sciences Tools & Services - 2.4%
Lonza Group AG - ADR (Switzerland)	51,405	3,545,403
Thermo Fisher Scientific, Inc.	12,805	7,265,429
		10,810,832
Pharmaceuticals - 5.4%
AstraZeneca plc - ADR (United Kingdom)	87,432	7,204,397
GSK plc - ADR	79,143	3,708,641
Roche Holding AG - ADR	257,792	10,414,797
Zoetis, Inc.	21,504	3,098,511
		24,426,346
Total Health Care		67,247,201
Industrials - 10.4%
Aerospace & Defense - 4.6%
BAE Systems plc - ADR (United Kingdom)	72,946	7,215,089
HEICO Corp. - Class A	13,713	3,397,121
L3Harris Technologies, Inc.	36,436	10,533,648
		21,145,858
Air Freight & Logistics - 3.4%
Deutsche Post AG - ADR (Germany)	221,421	10,187,580
United Parcel Service, Inc. - Class B	53,883	5,195,399
		15,382,979
Commercial Services & Supplies - 0.9%
Rollins, Inc.	69,996	4,032,470
Professional Services - 1.5%
TransUnion	81,841	6,643,852
Total Industrials		47,205,159
Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	26,642	3,712,296
Halma plc - ADR (United Kingdom)	31,811	2,996,590
		6,708,886
Semiconductors & Semiconductor Equipment - 6.6%
NVIDIA Corp.	79,715	16,141,490
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	46,423	13,946,862
		30,088,352
Software - 14.5%
Atlassian Corp. - Class A *	38,039	6,444,567
Bentley Systems, Inc. - Class B	131,933	6,706,154
Cadence Design Systems, Inc.*	41,080	13,913,385

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Clearwater Analytics Holdings, Inc. - Class A*	155,878	$2,869,714
Microsoft Corp.	32,478	16,817,433
Salesforce, Inc.	10,840	2,822,845
ServiceNow, Inc.*	11,261	10,352,012
Workday, Inc. - Class A*	24,719	5,930,583
		65,856,693
Total Information Technology		102,653,931
Materials - 7.4%
Chemicals - 6.5%
Air Liquide S.A. - ADR (France)	250,367	9,681,692
Albemarle Corp.	71,889	7,061,656
The Sherwin-Williams Co.	11,308	3,900,582
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	176,912	8,666,919
		29,310,849
Paper & Forest Products - 0.9%
West Fraser Timber Co. Ltd. (Canada)	69,552	4,242,672
Total Materials		33,553,521
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A*	42,828	6,528,272
Utilities - 0.8%
Water Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil).	142,468	3,496,165

TOTAL COMMON STOCKS
(Identified Cost $312,699,620)		396,527,353

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds- 4.0%
Communication Services - 0.1%
Entertainment - 0.1%
The Walt Disney Co., 6.65%, 11/15/2037.	315,000	364,163
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	198,428

Total Communication Services		562,591

Consumer Discretionary - 0.1%
Household Durables - 0.1%
DR Horton, Inc., 4.85%, 10/15/2030	390,000	397,714
Specialty Retail - 0.0%##
Ross Stores, Inc., 1.875%, 4/15/2031	130,000	113,558

Total Consumer Discretionary		511,272
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $184,474)[2]	203,589	$193,140
Cameron LNG LLC, 3.302%, 1/15/20353.	285,000	249,979
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	560,000	618,292
Energy Transfer LP
7.375%, 2/1/2031[3]	370,000	385,402
6.50%, 2/1/2042	580,000	609,781
Kinder Morgan, Inc., 4.80%, 2/1/2033	315,000	315,066
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024- 03/06/2024, cost $230,731)[2]	230,000	22,996

Total Energy		2,394,656

Financials - 2.1%
Banks - 1.3%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	660,000	603,200
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	600,000	590,001
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	500,000	502,757
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	150,000	155,950
Huntington Bancshares, Inc., 2.55%, 2/4/2030	440,000	407,622
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	990,000	999,496
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	600,000	611,940
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	640,000	602,792
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	580,000	585,761
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	570,000	582,401

		5,641,920

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.3%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[3,4,5]	250,000	$245,602
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[3]	240,000	240,913
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	980,000	1,028,405
		1,514,920
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	830,000	898,275
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	143,131
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[3]	250,000	254,965
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[3]	250,000	255,135
New York Life Global Funding, 4.70%, 1/29/2029[3]	190,000	193,307
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	380,000	400,730
		1,104,137
Total Financials		9,302,383

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[3]	430,000	415,612
Industrials - 0.2%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	140,000	140,510
Passenger Airlines - 0.1%
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	20,802	20,756
Series 2019-2, Class B, 3.50%, 5/1/2028	162,775	157,490
		178,246
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	410,000	395,808

Total Industrials		714,564
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.1%
Metals & Mining - 0.1%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	100,000	$109,072
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]	338,436	336,982
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[2,6]	220,000	2

Total Materials		446,056
Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	227,504
Retail REITs - 0.1%
Simon Property Group LP
2.25%, 1/15/2032	180,000	158,118
2.65%, 2/1/2032	406,000	364,156
		522,274
Specialized REITs - 0.2%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[2]	245,000	244,866
Safehold GL Holdings LLC, 6.10%, 4/1/2034	417,000	439,454
SBA Tower Trust, 6.599%, 1/15/2028[3]	405,000	414,715
		1,099,035
Total Real Estate		1,848,813
Utilities - 0.4%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	370,000	394,059
Duke Energy Florida LLC, 6.40%, 6/15/2038	790,000	890,145
		1,284,204
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	640,000	677,316

Total Utilities		1,961,520

TOTAL CORPORATE BONDS
(Identified Cost $17,929,828)		18,157,467

U.S. TREASURY SECURITIES - 5.5%

U.S. Treasury Bonds - 1.4%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $6,433,016)	8,395,000	6,461,526

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 4.1%
U.S. Treasury Note, 1.375%, 11/15/2031
(Identified Cost $18,703,153)	21,492,000	$18,686,287

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $25,136,169)		25,147,813

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	3,320	3,070
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.997%, 3/26/2040[3,7]	5,192	5,123
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	50,000	50,524

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $58,535)		58,717

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,8]	186	178
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,8]	1,616	1,456
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[3,8]	2,067	1,950
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,533	1,438
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,8]	595	584
Series 2017-2, Class A3, 3.50%, 5/25/2047[3,8]	4,318	3,926
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,8]	1,564	1,505
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,8]	2,061	2,008
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,8]	2,269	2,184
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,8]	2,730	2,549
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	920	803
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	2,719	2,474
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,254	1,143
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.25%, 11/15/2027[3,7]	13,770	8,123
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,8]	5,565	$5,325
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.106%, 10/25/2048[3,7]	1,653	1,655

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $45,176)		37,301

FOREIGN GOVERNMENT BONDS - 0.1%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030 (Identified Cost $508,763)[3]	510,000	518,055

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,393	2,412
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,610	2,763
Pool #MA0258, UMBS, 4.50%, 12/1/2039	1,739	1,743
Pool #AL8674, 5.624%, 1/1/2049	6,136	6,411
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,556	1,571
Pool #C91771, 4.50%, 6/1/2034	1,543	1,558
Pool #C91780, 4.50%, 7/1/2034	1,764	1,780

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $19,378)		18,238

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[9]
(Identified Cost $13,661,503)	13,661,503	13,661,503

TOTAL INVESTMENTS - 100.0% (Identified Cost $370,058,972)		454,126,447
LIABILITIES, LESS OTHER ASSETS - (0.0%)		(185,905)
NET ASSETS - 100%		$453,940,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2025

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at October 31, 2025 was $461,004, or 0.1% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $4,672,202, which represented 1.0% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of October 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2025.

9Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

October 31, 2025

ASSETS:

Investments in securities, at value (identified cost $370,058,972) (Note 2)	$454,126,447
Foreign currency, at value (identified cost $236)	230
Interest receivable	488,574
Dividends receivable	395,016
Foreign tax reclaims receivable	312,507
Receivable for fund shares sold	120,905
Prepaid expenses	7,516

TOTAL ASSETS	455,451,195

LIABILITIES:

Due to custodian	22
Accrued management fees[1]	248,785
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	121,284
Accrued sub-transfer agent fees[1]	115,375
Accrued fund accounting and administration fees[1]	43,093
Directors’ fees payable[1]	5,727
Accrued Chief Compliance Officer service fees[1]	3,086
Payable for fund shares repurchased	816,169
Professional fees payable	76,872
Other payables and accrued expenses	80,240

TOTAL LIABILITIES	1,510,653

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$453,940,542

NET ASSETS CONSIST OF:

Capital stock	$166,006
Additional paid-in-capital	326,517,195
Total distributable earnings (loss)	127,257,341

TOTAL NET ASSETS	$453,940,542

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

October 31, 2025

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($233,886,367/8,561,650 shares)	$27.32

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($109,508,148/3,980,700 shares)	$27.51

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($48,976,173/1,789,524 shares)	$27.37

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($59,488,974/2,194,138 shares)	$27.11

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($2,080,880/74,637 shares)	$27.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $242,423)	$4,915,986
Interest	2,587,112

Total Investment Income	7,503,098

EXPENSES:

Management fees (Note 3)	2,774,408
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	619,489
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	574,244
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	241,336
Sub-transfer agent fees (Note 3)	336,343
Fund accounting and administration fees (Note 3)	108,952
Directors’ fees (Note 3)	55,421
Chief Compliance Officer service fees (Note 3)	9,493
Transfer agent fees	412,981
Professional fees	85,688
Custodian fees	30,241
Miscellaneous	152,529

Total Expenses	5,401,125
Less reduction of expenses (Note 3)	(79,985)

Net Expenses	5,321,140

NET INVESTMENT INCOME	2,181,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,605)	46,930,206
Foreign currency and translation of other assets and liabilities	(843)
46,929,363
Net change in unrealized appreciation (depreciation) on-
Investments	(3,384,262)
Foreign currency and translation of other assets and liabilities	1,371
(3,382,891)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	43,546,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,728,430

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,181,958	$3,230,998
Net realized gain (loss) on investments and foreign currency	46,929,363	26,857,571
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,382,891)	75,626,297
Net increase (decrease) from operations	45,728,430	105,714,866

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(15,442,332)	(5,152,583)
Class I	(6,450,270)	(2,148,129)
Class R	(2,871,031)	(881,885)
Class L	(3,179,404)	(889,260)
Class W	(123,820)	(41,490)
Total distributions to shareholders	(28,066,857)	(9,113,347)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(32,985,587)	(42,596,532)

Net increase (decrease) in net assets	(15,324,014)	54,004,987

NET ASSETS:

Beginning of year	469,264,556	415,259,569

End of year	$453,940,542	$469,264,556

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$26.26	$21.20	$22.09	$29.84	$22.70
Income (loss) from investment operations:
Net investment income[1]	0.14	0.18	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	2.52	5.36	1.21	(6.13)	7.95
Total from investment operations	2.66	5.54	1.37	(6.05)	7.97
Less distributions to shareholders:
From net investment income	(0.16)	(0.14)	(0.11)	(0.01)	—
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)
Total distributions to shareholders	(1.60)	(0.48)	(2.26)	(1.70)	(0.83)

Net asset value - End of year	$27.32	$26.26	$21.20	$22.09	$29.84
Net assets - End of year (000’s omitted)	$233,886	$256,332	$235,843	$249,884	$331,183
Total return[2]	10.45%	26.38%	6.24%	(21.39%)	35.82%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10% [3]	1.10%	1.10%	1.10%
Net investment income	0.52%	0.75%	0.71%	0.33%	0.06%
Series portfolio turnover	86%	60%	56%	62%	49%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	N/A	0.06%	0.03%	0.00%[4]

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.09%.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year.	$26.41	$21.30	$22.19	$33.24	$26.55
Income (loss) from investment operations:
Net investment income[1]	0.20	0.25	0.21	0.14	0.09
Net realized and unrealized gain (loss) on investments	2.54	5.39	1.20	(6.23)	9.03
Total from investment operations	2.74	5.64	1.41	(6.09)	9.12
Less distributions to shareholders:
From net investment income	(0.20)	(0.19)	(0.15)	(0.17)	(0.08)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(4.79)	(2.35)
Total distributions to shareholders	(1.64)	(0.53)	(2.30)	(4.96)	(2.43)

Net asset value - End of year	$27.51	$26.41	$21.30	$22.19	$33.24
Net assets - End of year (000’s omitted)	$109,508	$105,999	$86,866	$86,355	$120,573
Total return[2]	10.68%	26.78%	6.42%	(21.17%)	36.17%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.77%	0.99%	0.96%	0.58%	0.31%
Series portfolio turnover	86%	60%	56%	62%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	0.01%	0.08%	0.05%	0.04%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$26.33	$21.27	$22.17	$31.61	$24.71
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.13	0.10	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	2.53	5.39	1.21	(6.21)	8.52
Total from investment operations	2.61	5.52	1.31	(6.17)	8.48
Less distributions to shareholders:
From net investment income	(0.13)	(0.12)	(0.06)	(0.04)	(0.00)[2]
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(3.23)	(1.58)
Total distributions to shareholders	(1.57)	(0.46)	(2.21)	(3.27)	(1.58)

Net asset value - End of year.	$27.37	$26.33	$21.27	$22.17	$31.61
Net assets - End of year (000’s omitted)	$48,976	$48,685	$41,847	$42,363	$54,899
Total return[3]	10.19%	26.18%	5.96%	(21.59%)	35.60%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%	1.30%	1.33%	1.32%	1.29%
Net investment income (loss)	0.31%	0.54%	0.48%	0.12%	(0.12%)
Series portfolio turnover	86%	60%	56%	62%	49%

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$26.15	$21.19	$22.13	$32.87	$26.30
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	0.00 [2]	(0.01)	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments	2.51	5.35	1.22	(6.23)	8.95
Total from investment operations	2.46	5.35	1.21	(6.33)	8.74
Less distributions to shareholders:
From net investment income	(0.05)	(0.05)	—	—	—
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(4.41)	(2.17)
Total distributions to shareholders	(1.49)	(0.39)	(2.15)	(4.41)	(2.17)

Net asset value - End of year	$27.11	$26.15	$21.19	$22.13	$32.87
Net assets - End of year (000’s omitted)	$59,489	$56,335	$49,439	$48,415	$62,765
Total return[3]	9.62%	25.44%	5.49%	(21.99%)	34.77%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.83%	1.84%[4]	1.85%	1.84%	1.82%
Net investment income (loss)	(0.21%)	0.01%	(0.04%)	(0.41%)	(0.65%)
Series portfolio turnover	86%	60%	56%	62%	49%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.02%	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Less than $0.01.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.82%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$26.65	$21.48	$22.33	$30.11	$22.84
Income (loss) from investment operations:
Net investment income[1]	0.40	0.43	0.38	0.34	0.29
Net realized and unrealized gain (loss) on investments	2.57	5.43	1.22	(6.19)	8.01
Total from investment operations	2.97	5.86	1.60	(5.85)	8.30
Less distributions to shareholders:
From net investment income	(0.30)	(0.35)	(0.30)	(0.24)	(0.20)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)
Total distributions to shareholders	(1.74)	(0.69)	(2.45)	(1.93)	(1.03)

Net asset value - End of year	$27.88	$26.65	$21.48	$22.33	$30.11
Net assets - End of year (000’s omitted)	$2,081	$1,914	$1,264	$1,273	$825
Total return[2]	11.51%	27.66%	7.30%	(20.58%)	37.19%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.52%	1.72%	1.71%	1.34%	1.06%
Series portfolio turnover	86%	60%	56%	62%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.68%	0.68%	0.71%	0.69%	0.67%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of October 31, 2025, 6.8 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of October 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$3,952,456	$3,952,456	$—	$—
Consumer Discretionary	8,510,176	8,510,176	—	—
Financials	9,441,087	9,441,087	—	—
Health Care	10,509,992	10,509,992	—	—
Industrials	7,236,129	7,236,129	—	—
Information Technology	16,062,771	16,062,771	—	—
Materials	5,510,399	5,510,399	—	—
Real Estate	1,052,986	1,052,986	—	—
Utilities	555,193	555,193	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	114,468,622	—	114,468,622	—
States and political subdivisions
(municipals)	3,375,922	—	3,375,922	—
Corporate debt:
Communication Services	1,460,443	—	1,460,443	—
Consumer Discretionary	1,514,882	—	1,514,882	—
Energy	7,256,692	—	7,256,692	—
Financials	27,256,116	—	27,256,116	—
Health Care	1,121,187	—	1,121,187	—
Industrials	2,183,548	—	2,183,548	—
Materials	1,742,617	—	1,742,617	—
Real Estate	6,515,095	—	6,515,095	—
Utilities	6,099,710	—	6,099,710	—
Asset-backed securities	23,530,431	—	23,530,431	—
Commercial mortgage-backed securities	23,865,382	—	23,865,382	—
Foreign government bonds	2,741,487	—	2,741,487	—
Short-Term Investment	8,134,307	8,134,307	—	—
Total assets	$294,097,630	$70,965,496	$223,132,134	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,818,873	$8,818,873	$—	$—
Consumer Discretionary	18,362,564	18,362,564	—	—
Financials	18,846,630	18,846,630	—	—
Health Care	22,224,474	22,224,474	—	—
Industrials	14,939,797	14,939,797	—	—
Information Technology	33,849,632	33,849,632	—	—
Materials	10,956,695	10,956,695	—	—
Real Estate	2,319,680	2,319,680	—	—
Utilities	1,303,025	1,303,025	—	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$84,848,527	$—	$84,848,527	$—
States and political subdivisions (municipals)	903,865	—	903,865	—
Corporate debt:
Communication Services	1,113,622	—	1,113,622	—
Consumer Discretionary	1,018,176	—	1,018,176	—
Energy	5,174,393	—	5,174,393	—
Financials	19,860,239	—	19,860,239	—
Health Care	773,232	—	773,232	—
Industrials	1,565,737	—	1,565,737	—
Materials	1,396,003	—	1,396,003	—
Real Estate	4,993,637	—	4,993,637	—
Utilities	4,466,085	—	4,466,085	—
Asset-backed securities	16,998,685	—	16,998,685	—
Commercial mortgage-backed securities	16,192,486	—	16,192,486	—
Foreign government bonds	2,147,760	—	2,147,760	—
Short-Term Investment	5,413,750	5,413,750	—	—
Total assets	$298,487,567	$137,035,120	$161,452,447	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$16,473,201	$16,473,201	$—	$—
Consumer Discretionary	35,999,701	35,999,701	—	—
Financials	38,788,064	38,788,064	—	—
Health Care	42,231,818	42,231,818	—	—
Industrials	30,646,404	30,646,404	—	—
Information Technology	66,498,800	66,498,800	—	—
Materials	22,844,185	22,844,185	—	—
Real Estate	4,189,234	4,189,234	—	—
Utilities	2,308,011	2,308,011	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	95,488,002	—	95,488,002	—
States and political subdivisions (municipals)	217,685	—	217,685	—
Corporate debt:
Communication Services	1,298,593	—	1,298,593	—
Consumer Discretionary	1,136,141	—	1,136,141	—
Energy	5,244,304	—	5,244,304	—
Financials	20,142,978	—	20,142,978	—
Health Care	947,210	—	947,210	—
Industrials	1,688,193	—	1,688,193	—
Materials	1,203,375	—	1,203,375	—
Real Estate	4,785,174	—	4,785,174	—
Utilities	4,246,041	—	4,246,041	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Asset-backed securities	$20,303,863	$—	$20,303,863	$—
Commercial mortgage-backed securities	21,420,514	—	21,420,514	—
Foreign government bonds	2,738,598	—	2,738,598	—
Short-Term Investment	8,306,235	8,306,235	—	—
Total assets	$449,146,324	$268,285,653	$180,860,671	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$24,945,859	$24,945,859	$—	$—
Consumer Discretionary	52,613,395	52,613,395	—	—
Financials	58,283,850	58,283,850	—	—
Health Care	67,247,201	67,247,201	—	—
Industrials	47,205,159	47,205,159	—	—
Information Technology	102,653,931	102,653,931	—	—
Materials	33,553,521	33,553,521	—	—
Real Estate	6,528,272	6,528,272	—	—
Utilities	3,496,165	3,496,165	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	25,166,051	—	25,166,051	—
Corporate debt:
Communication Services	562,591	—	562,591	—
Consumer Discretionary	511,272	—	511,272	—
Energy	2,394,656	—	2,394,656	—
Financials	9,302,383	—	9,302,383	—
Health Care	415,612	—	415,612	—
Industrials	714,564	—	714,564	—
Materials	446,056	—	446,056	—
Real Estate	1,848,813	—	1,848,813	—
Utilities	1,961,520	—	1,961,520	—
Asset-backed securities	58,717	—	58,717	—
Commercial mortgage-backed securities	37,301	—	37,301	—
Foreign government bonds	518,055	—	518,055	—
Short-Term Investment	13,661,503	13,661,503	—	—
Total assets	$454,126,447	$410,188,856	$43,937,591	$—

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2024 or October 31, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on October 31, 2025.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2025, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the year ended October 31, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

following expenses for Class S, Class I, Class R, Class L and Class W shares for the year ended October 31, 2025. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$7,477	$3,566
Pro-Blend® Moderate Term Series	526	21,420
Pro-Blend® Extended Term Series	810	62
Pro-Blend® Maximum Term Series	11,908	68,077

For the year ended October 31, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

SERIES/CLASS	RECOUPED AMOUNT
Pro-Blend® Conservative Term Series
Class S	$642

For the year ended October 31, 2025, the Advisor did not recoup any expenses from Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series that have been previously waived or reimbursed.

As of October 31, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	TOTAL
Pro-Blend® Conservative Term Series
Class S	$25,014	$—	$—	$25,014
Class I	5,397	—	2,489	7,886
Class W	1,125	1,039	1,077	3,241
Pro-Blend® Moderate Term Series
Class I	$42,920	$5,150	$21,356	$69,426
Class W	75	41	64	180
Pro-Blend® Extended Term Series
Class W	$69	$56	$62	$187
Pro-Blend® Maximum Term Series
Class S	$148,049	$—	$19,677	$167,726
Class I	72,922	11,697	46,714	131,333
Class W	1,504	1,290	1,686	4,480

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L, Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pro-Blend Conservative Term Series was reimbursed $915 by the Advisor, related to an operational error that occurred during the year ended October 31, 2025.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES		SALES
	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$75,379,962	$70,726,988	$101,907,302	$93,990,451
Pro-Blend® Moderate Term Series	123,069,750	88,833,697	148,764,076	100,332,497
Pro-Blend® Extended Term Series	261,489,282	141,064,694	361,294,144	169,692,186
Pro-Blend® Maximum Term Series	288,615,414	99,919,691	337,972,653	111,876,178

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	537,737	$7,082,828	1,085,915	$14,026,150
Reinvested	441,067	5,755,922	418,678	5,266,973
Repurchased	(3,180,439)	(42,112,934)	(3,455,937)	(44,428,095)
Total	(2,201,635)	$(29,274,184)	(1,951,344)	$(25,134,972)

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	894,261	$11,843,483	1,278,203	$16,427,161
Reinvested	191,058	2,491,399	162,888	2,047,507
Repurchased	(1,949,602)	(26,177,280)	(1,517,111)	(19,590,959)
Total	(864,283)	$(11,842,398)	(76,020)	$(1,116,291)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS R	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	93,236	$1,238,820	39,433	$502,584
Reinvested	32,690	427,911	31,640	398,985
Repurchased	(250,727)	(3,296,248)	(215,968)	(2,776,565)
Total	(124,801)	$(1,629,517)	(144,895)	$(1,874,996)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS L	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	490,383	$6,595,007	215,637	$2,806,795
Reinvested	111,569	1,468,244	121,376	1,537,831
Repurchased	(884,271)	(11,743,785)	(1,090,211)	(14,110,711)
Total	(282,319)	$(3,680,534)	(753,198)	$(9,766,085)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	5,533	72,152	4,308	54,109
Repurchased	(4,534)	(60,428)	(468)	(5,926)
Total	999	$11,724	3,840	$48,183

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,015,825	$14,690,047	617,936	$8,712,917
Reinvested	416,327	5,974,288	203,282	2,760,570
Repurchased	(2,372,719)	(34,353,550)	(2,194,956)	(30,653,712)
Total	(940,567)	$(13,689,215)	(1,373,738)	$(19,180,225)

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	568,178	$8,351,642	788,465	$11,191,450
Reinvested	271,764	3,913,398	129,689	1,767,662
Repurchased	(1,640,858)	(23,935,945)	(1,553,547)	(21,848,354)
Total	(800,916)	$(11,670,905)	(635,393)	$(8,889,242)

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	150,255	$2,188,402	134,939	$1,894,729
Reinvested	60,511	874,382	28,385	388,020
Repurchased	(298,451)	(4,327,278)	(293,266)	(4,157,594)
Total	(87,685)	$(1,264,494)	(129,942)	$(1,874,845)

PRO-BLEND® MODERATE TERM SERIES CLASS L	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	136,792	$1,995,145	235,596	$3,342,454
Reinvested	184,861	2,682,342	86,903	1,192,306
Repurchased	(995,789)	(14,540,805)	(1,080,925)	(15,297,759)
Total	(674,136)	$(9,863,318)	(758,426)	$(10,762,999)

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	8,941	$130,033
Reinvested	388	5,597	184	2,497
Repurchased	(8,007)	(119,497)	(9,008)	(125,954)
Total	(7,619)	$(113,900)	117	$6,576

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	600,908	$11,870,859	689,704	$13,091,427
Reinvested	549,210	10,863,372	262,376	4,814,590
Repurchased	(3,052,751)	(60,760,405)	(2,687,328)	(51,504,389)
Total	(1,902,633)	$(38,026,174)	(1,735,248)	$(33,598,372)

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	774,836	$15,371,155	559,178	$10,725,443
Reinvested	293,458	5,813,394	138,498	2,545,600
Repurchased	(4,325,074)	(89,330,789)	(1,274,477)	(24,236,184)
Total	(3,256,780)	$(68,146,240)	(576,801)	$(10,965,141)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	83,357	$1,654,353	118,036	$2,279,066
Reinvested	88,153	1,752,476	38,043	701,507
Repurchased	(393,027)	(7,838,030)	(272,946)	(5,212,005)
Total	(221,517)	$(4,431,201)	(116,867)	$(2,231,432)

PRO-BLEND® EXTENDED TERM SERIES CLASS L	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	242,123	$4,814,246	234,521	$4,463,815
Reinvested	145,214	2,894,116	64,267	1,187,660
Repurchased	(1,019,886)	(20,458,593)	(785,203)	(15,084,124)
Total	(632,549)	$(12,750,231)	(486,415)	$(9,432,649)

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	140	$2,788	—	$—
Reinvested	323	6,428	155	2,857
Repurchased	(184)	(3,663)	(623)	(11,692)
Total	279	$5,553	(468)	$(8,835)

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	716,280	$18,290,883	577,819	$14,153,211
Reinvested	588,637	15,298,669	218,542	5,109,519
Repurchased	(2,503,070)	(64,879,617)	(2,161,502)	(52,957,719)
Total	(1,198,153)	$(31,290,065)	(1,365,141)	$(33,694,989)

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	710,548	$18,496,892	938,551	$23,064,714
Reinvested	244,692	6,391,357	90,512	2,130,761
Repurchased	(988,626)	(26,024,605)	(1,092,401)	(27,037,454)
Total	(33,386)	$(1,136,356)	(63,338)	$(1,841,979)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	88,210	$2,285,173	114,701	$2,835,036
Reinvested	110,030	2,870,688	37,553	881,370
Repurchased	(257,814)	(6,704,745)	(270,203)	(6,644,257)
Total	(59,574)	$(1,548,884)	(117,949)	$(2,927,851)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	260,736	$6,633,098	139,373	$3,438,549
Reinvested	122,395	3,178,610	37,826	886,262
Repurchased	(343,057)	(8,895,882)	(356,761)	(8,776,857)
Total	40,074	$915,826	(179,562)	$(4,452,046)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	13,117	$324,235
Reinvested	4,710	123,820	1,740	41,490
Repurchased	(1,892)	(49,928)	(1,883)	(45,392)
Total	2,818	$73,892	12,974	$320,333

At October 31, 2025, the Advisor and its affiliates owned less than 0.2% of Pro-Blend® Moderate Term Series and Pro-Blend® Maximum Term Series, less than 0.1% of Pro-Blend® Extended Term Series, and none of the Pro-Blend® Conservative Term Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the year ended October 31, 2025, none of the Series borrowed under the line of credit.

Notes to Financial Statements (continued)

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on October 31, 2025.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At October 31, 2025, none of the Series held any loan assignments.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of the recognition on net investment income or gains and losses, including foreign currency gains and losses, losses deferred due to wash sales, utilization of tax equalization, investments in passive foreign investment companies (PFICs), foreign currency, real estate investment trusts, callable bonds and preferred securities. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. For the year ended October 31, 2025, amounts were reclassified within the capital accounts to increase Additional Paid in Capital and decrease Total Distributable Earnings (Loss) by $1,551,000, $7,232,000, and $4,322,000 for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, respectively. Any such reclassifications are not reflected in the financial highlights. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	PRO-BLEND®		PRO-BLEND®
	CONSERVATIVE TERM SERIES		MODERATE TERM SERIES
	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR
	ENDED 10/31/2025	ENDED 10/31/2024	ENDED 10/31/2025	ENDED 10/31/2024
Ordinary income	$10,262,746	$9,348,507	$6,892,201	$6,171,366
Long-term capital gains	—	—	6,667,632	—

Notes to Financial Statements (continued)

10.	Federal Income Tax Information (continued)

	PRO-BLEND®		PRO-BLEND®
	EXTENDED TERM SERIES		MAXIMUM TERM SERIES
	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR
	ENDED 10/31/2025	ENDED 10/31/2024	ENDED 10/31/2025	ENDED 10/31/2024
Ordinary income	$10,047,246	$9,356,712	$3,406,849	$2,624,538
Long-term capital gains	11,476,404	—	24,660,008	6,488,809

At October 31, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®
	CONSERVATIVE	MODERATE	EXTENDED	MAXIMUM TERM
	TERM SERIES	TERM SERIES	TERM SERIES	SERIES
Cost for federal income tax purposes	$286,258,873	$278,490,190	$412,212,551	$370,152,615
Unrealized appreciation	14,291,676	26,001,230	46,008,634	89,809,032
Unrealized depreciation	(6,452,918)	(6,003,853)	(9,074,861)	(5,835,200)
Net unrealized appreciation	$7,838,758	$19,997,377	$36,933,773	$83,973,832
Undistributed ordinary income	$7,340,045	$4,543,752	$5,848,880	$1,666,492
Undistributed long-term capital gains	$—	$10,286,776	$32,934,907	$41,624,969
Capital loss carryforwards	$(529,406)	$—	$—	$—

At October 31, 2025, Pro-Blend® Conservative Term Series, had net short-term capital loss carryforwards of $213,616, and had long-term capital loss carryforwards of $315,790, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

For the year ended October 31, 2025, the capital loss carryover utilized by Pro-Blend® Conservative Term Series was $6,069,029.

11. Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and Pro-Blend Maximum Term Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and Pro-Blend Maximum Term Series (four of the funds constituting Manning & Napier Fund, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, each of the Series reports for the current fiscal year the amount disclosed below or, if different, the maximum amount allowable under the tax law as qualified dividend income (“QDI”).

Series	QDI
Pro-Blend® Conservative Term Series	$744,163
Pro-Blend® Moderate Term Series	1,618,982
Pro-Blend® Extended Term Series	3,592,681
Pro-Blend® Maximum Term Series	3,406,849

For corporate shareholders, the percentage of investment income (dividend income plus short-term gain, if any) that qualifies for the dividends received deduction (“DRD”) for the current fiscal year is as follows:

Series	DRD%
Pro-Blend® Conservative Term Series	4.11%
Pro-Blend® Moderate Term Series	12.67%
Pro-Blend® Extended Term Series	19.40%
Pro-Blend® Maximum Term Series	78.39%

The Series designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2025 as follows:

Series
Pro-Blend® Conservative Term Series	$—
Pro-Blend® Moderate Term Series	11,932,170
Pro-Blend® Extended Term Series	41,030,081
Pro-Blend® Maximum Term Series	48,071,644

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

Renewal of Investment Advisory Agreement (unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

Renewal of Investment Advisory Agreement (unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863

On the Securities and Exchange

Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-10/25-AR

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.9%

Communication Services - 1.0%
Media - 1.0%
Comcast Corp. - Class A	26,758	$744,809
Omnicom Group, Inc.	9,571	718,016
Total Communication Services		1,462,825
Consumer Discretionary - 4.5%
Broadline Retail - 0.5%
eBay, Inc.	8,433	685,687
Distributors - 0.6%
Genuine Parts Co.	6,837	870,418
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp.	6,203	368,148
Household Durables - 0.9%
Lennar Corp. - Class A	10,467	1,295,501
Specialty Retail - 1.6%
Best Buy Co., Inc.	8,094	664,841
Dick's Sporting Goods, Inc.	3,917	867,420
Williams-Sonoma, Inc.	4,327	840,909
		2,373,170

Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	782	249,974
Tapestry, Inc.	6,949	763,139
		1,013,113
Total Consumer Discretionary		6,606,037
Consumer Staples - 8.4%
Beverages - 1.0%
Brown-Forman Corp. - Class B	23,664	644,371
Constellation Brands, Inc. - Class A	5,460	717,335
Molson Coors Beverage Co. - Class B	2,519	110,130
		1,471,836
Consumer Staples Distribution & Retail - 1.9%
The Kroger Co.	21,693	1,380,326
Sysco Corp.	17,872	1,327,532
		2,707,858
Food Products - 3.2%
Conagra Brands, Inc.	6,320	108,641
General Mills, Inc.	22,625	1,054,551
The Hershey Co.	3,833	650,192
The Kraft Heinz Co.	30,760	760,695
Mondelez International, Inc. - Class A	27,379	1,573,197
Tyson Foods, Inc. - Class A	8,915	458,320
		4,605,596
Household Products - 2.3%
Colgate-Palmolive Co.	12,898	993,791
Kimberly-Clark Corp.	9,172	1,097,980
The Procter & Gamble Co.	8,643	1,299,648
		3,391,419
Total Consumer Staples		12,176,709
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 15.1%
Energy Equipment & Services - 2.6%
Baker Hughes Co.	27,330	$1,323,045
Halliburton Co.	34,077	914,627
SLB Ltd.	44,379	1,600,307
		3,837,979
Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	9,878	1,557,958
ConocoPhillips	34,419	3,058,472
Coterra Energy, Inc.	36,195	856,374
Devon Energy Corp.	23,453	761,988
EOG Resources, Inc.	17,233	1,823,941
Exxon Mobil Corp.	44,109	5,044,305
Marathon Petroleum Corp.	11,008	2,145,569
Occidental Petroleum Corp.	37,285	1,536,142
Phillips 66	3,296	448,717
Valero Energy Corp.	5,310	900,364
		18,133,830
Total Energy		21,971,809
Financials - 25.8%
Banks - 16.8%
Bank of America Corp.	30,430	1,626,484
Citigroup, Inc.	41,097	4,160,249
East West Bancorp, Inc.	3,968	403,149
Fifth Third Bancorp	27,931	1,162,488
Huntington Bancshares, Inc.	67,753	1,046,106
JPMorgan Chase & Co.	14,053	4,372,169
The PNC Financial Services Group, Inc.	9,633	1,758,504
Regions Financial Corp.	20,982	507,765
Truist Financial Corp.	44,942	2,005,762
U.S. Bancorp	47,996	2,240,453
Wells Fargo & Co.	59,191	5,147,841
		24,430,970
Insurance - 9.0%
The Allstate Corp.	9,162	1,754,706
Chubb Ltd.	8,349	2,312,172
Cincinnati Financial Corp.	3,469	536,273
Everest Group Ltd.	2,284	718,364
The Hartford Insurance Group, Inc.	11,588	1,438,998
The Progressive Corp.	14,810	3,050,860
The Travelers Companies, Inc.	8,115	2,179,851
W. R. Berkley Corp.	16,511	1,177,895
		13,169,119
Total Financials		37,600,089
Health Care - 17.3%
Biotechnology - 2.4%
Gilead Sciences, Inc.	28,823	3,452,707
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	13,020	240,479
Becton Dickinson & Co.	9,459	1,690,418

The accompanying notes are an integral part of the financial statements.

1

Disciplined Value Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic plc	23,964	$2,173,535
		4,104,432
Health Care Providers & Services - 4.5%
Elevance Health, Inc.	6,392	2,027,543
Humana, Inc.	3,684	1,024,852
Quest Diagnostics, Inc.	5,045	887,668
UnitedHealth Group, Inc.	7,690	2,626,596
		6,566,659
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	54,386	2,505,563
Johnson & Johnson	21,309	4,024,631
Merck & Co., Inc.	41,146	3,537,733
Pfizer, Inc.	39,271	968,030
		11,035,957
Total Health Care		25,159,755
Industrials - 13.2%
Aerospace & Defense - 2.6%
L3Harris Technologies, Inc.	1,577	455,911
Lockheed Martin Corp.	4,388	2,158,369
RTX Corp.	6,330	1,129,905
		3,744,185
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	3,739	455,784
FedEx Corp.	6,186	1,570,131
		2,025,915
Building Products - 0.7%
Carlisle Companies, Inc.	579	188,204
Masco Corp.	10,877	704,395
Owens Corning	1,040	132,402
		1,025,001
Commercial Services & Supplies - 0.1%
RB Global, Inc. (Canada)	1,972	195,662
Electrical Equipment - 0.4%
Emerson Electric Co.	4,161	580,751
Ground Transportation - 0.7%
CSX Corp.	27,498	990,478
Industrial Conglomerates - 0.3%
3M Co.	3,211	534,631
Machinery - 5.6%
Caterpillar, Inc.	6,009	3,468,755
CNH Industrial N.V.	67,267	705,631
Cummins, Inc.	4,582	2,005,450
Deere & Co.	1,571	725,221
Dover Corp.	1,509	273,823
IDEX Corp.	1,078	184,834
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Snap-on, Inc.	2,410	$808,675
		8,172,389
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	7,045	614,042
SS&C Technologies Holdings, Inc.	6,204	526,844
		1,140,886
Trading Companies & Distributors - 0.6%
Ferguson Enterprises, Inc.	3,472	862,792
Total Industrials		19,272,690
Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	4,582	730,233
IT Services - 2.2%
Accenture plc - Class A (Ireland)	7,944	1,986,795
Cognizant Technology Solutions Corp. - Class A	17,942	1,307,613
		3,294,408
Semiconductors & Semiconductor Equipment - 2.3%
QUALCOMM, Inc.	17,627	3,188,724
Skyworks Solutions, Inc.	1,825	141,839
		3,330,563
Technology Hardware, Storage & Peripherals - 0.2%
NetApp, Inc.	2,286	269,245
Total Information Technology		7,624,449
Materials - 8.4%
Chemicals - 1.9%
CF Industries Holdings, Inc.	9,133	760,688
International Flavors & Fragrances, Inc.	11,843	745,754
PPG Industries, Inc.	9,838	961,664
RPM International, Inc.	1,811	197,906
Westlake Corp.	1,515	104,247
		2,770,259
Containers & Packaging - 1.1%
Avery Dennison Corp.	3,709	648,667
Ball Corp.	4,012	188,564
Smurfit WestRock plc	21,850	806,702
		1,643,933
Metals & Mining - 5.4%
Freeport-McMoRan, Inc.	45,878	1,913,113
Newmont Corp.	24,757	2,004,574
Nucor Corp.	3,859	579,043
Reliance, Inc.	2,001	565,142
Southern Copper Corp. (Mexico)	17,854	2,478,135

The accompanying notes are an integral part of the financial statements.

2

Disciplined Value Series

Investment Portfolio - October 31, 2025

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	1,457	$228,458
		7,768,465
Total Materials		12,182,657
TOTAL COMMON STOCKS (Identified Cost $130,913,349)		144,057,020

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[1]
(Identified Cost $1,686,566)	1,686,566	1,686,566

TOTAL INVESTMENTS - 100.1% (Identified Cost $132,599,915)		145,743,586
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(91,847)
NET ASSETS - 100%		$145,651,739

1Rate shown is the current yield as of October 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Statement of Assets and Liabilities

October 31, 2025

ASSETS:

Investments, at value (identified cost $132,599,915) (Note 2)	$145,743,586
Dividends receivable	119,884
Receivable for fund shares sold	82,027
Prepaid expenses	1,731

TOTAL ASSETS	145,947,228

LIABILITIES:

Accrued management fees[1]	37,763
Accrued fund accounting and administration fees[1]	28,686
Accrued sub-transfer agent fees[1]	24,229
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	8,327
Accrued Chief Compliance Officer service fees[1]	3,086
Directors' fees payable[1]	1,786
Payable for fund shares repurchased	119,767
Professional fees payable	50,170
Other payables and accrued expenses	21,675

TOTAL LIABILITIES	295,489

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$145,651,739

NET ASSETS CONSIST OF:

Capital stock	$171,086
Additional paid-in-capital	123,085,553
Total distributable earnings (loss)	22,395,100

TOTAL NET ASSETS	$145,651,739

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($37,278,080/4,556,138 shares)	$8.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($53,199,139/6,021,602 shares)	$8.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($32,540,179/3,969,294 shares)	$8.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($22,634,341/2,561,534 shares)	$8.84

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Statement of Operations

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Dividends	$4,394,161

EXPENSES:

Management fees (Note 3)	484,250
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	100,096
Fund accounting and administration fees (Note 3)	70,379
Sub-transfer agent fees (Note 3)	66,947
Directors’ fees (Note 3)	17,532
Chief Compliance Officer service fees (Note 3)	9,493
Registration and filing fees	65,170
Professional fees	49,503
Custodian fees	10,310
Interest expense	2,133
Miscellaneous	73,613

Total Expenses	949,426
Less reduction of expenses (Note 3)	(148,297)

Net Expenses	801,129

NET INVESTMENT INCOME	3,593,032

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	11,166,655

Net change in unrealized appreciation (depreciation) on investments	(2,052,394)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,114,261

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,707,293

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,593,032	$4,963,118
Net realized gain (loss) on investments	11,166,655	15,822,589
Net change in unrealized appreciation (depreciation) on investments	(2,052,394)	28,630,249

Net increase (decrease) from operations	12,707,293	49,415,956

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(4,401,026)	(4,551,887)
Class I	(5,853,857)	(6,682,681)
Class W	(5,284,805)	(5,947,957)
Class Z	(2,381,750)	(2,110,572)

Total distributions to shareholders	(17,921,438)	(19,293,097)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(38,856,171)	(50,841,639)

Net increase (decrease) in net assets	(44,070,316)	(20,718,780)

NET ASSETS:

Beginning of year	189,722,055	210,440,835

End of year	$145,651,739	$189,722,055

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.30	$7.21	$8.23	$9.17	$6.78
Income (loss) from investment operations:
Net investment income[1]	0.15	0.17	0.17	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.56	1.65	(0.42)	(0.45)	2.36
Total from investment operations	0.71	1.82	(0.25)	(0.28)	2.51
Less distributions to shareholders:
From net investment income	(0.17)	(0.30)	(0.16)	(0.14)	(0.12)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.83)	(0.72)	(0.77)	(0.66)	(0.12)

Net asset value - End of year	$8.18	$8.30	$7.21	$8.23	$9.17
Net assets - End of year (000’s omitted)	$37,278	$46,135	$49,633	$64,323	$72,925
Total return[2]	9.12%	26.33%	(3.84%)	(3.39%)	37.17%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.78%	0.75%	0.76%	0.72%	0.72%
Net investment income	1.94%	2.13%	2.20%	1.98%	1.74%
Series portfolio turnover	49%	58%	35%	31%	55%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Financial Highlights - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.90	$7.68	$8.72	$9.68	$7.15
Income (loss) from investment operations:
Net investment income[1]	0.18	0.20	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.59	1.77	(0.45)	(0.48)	2.49
Total from investment operations	0.77	1.97	(0.25)	(0.29)	2.66
Less distributions to shareholders:
From net investment income	(0.18)	(0.32)	(0.18)	(0.15)	(0.13)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.84)	(0.74)	(0.79)	(0.67)	(0.13)

Net asset value - End of year	$8.83	$8.90	$7.68	$8.72	$9.68
Net assets - End of year (000’s omitted)	$53,199	$64,385	$73,449	$86,444	$109,845
Total return[2]	9.29%	26.67%	(3.68%)	(3.24%)	37.44%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.57%	0.55%	0.55%	0.52%	0.54%
Net investment income	2.15%	2.34%	2.40%	2.16%	1.93%
Series portfolio turnover	49%	58%	35%	31%	55%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.32	$7.23	$8.26	$9.20	$6.80
Income (loss) from investment operations:
Net investment income[1]	0.20	0.22	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.56	1.64	(0.44)	(0.45)	2.37
Total from investment operations	0.76	1.86	(0.21)	(0.23)	2.57
Less distributions to shareholders:
From net investment income	(0.22)	(0.35)	(0.21)	(0.19)	(0.17)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.88)	(0.77)	(0.82)	(0.71)	(0.17)

Net asset value - End of year	$8.20	$8.32	$7.23	$8.26	$9.20
Net assets - End of year (000’s omitted)	$32,540	$54,217	$65,430	$211,178	$244,197
Total return[2]	9.80%	27.15%	(3.32%)	(2.75%)	37.98%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.15%	0.15%	0.12%	0.11%	0.11%
Net investment income	2.58%	2.76%	2.89%	2.58%	2.31%
Series portfolio turnover	49%	58%	35%	31%	55%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.33%	0.30%	0.30%	0.30%	0.30%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.90	$7.68	$8.72	$9.68	$7.15
Income (loss) from investment operations:
Net investment income[1]	0.19	0.20	0.21	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.60	1.77	(0.45)	(0.48)	2.48
Total from investment operations	0.79	1.97	(0.24)	(0.28)	2.67
Less distributions to shareholders:
From net investment income	(0.19)	(0.33)	(0.19)	(0.16)	(0.14)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.85)	(0.75)	(0.80)	(0.68)	(0.14)

Net asset value - End of year	$8.84	$8.90	$7.68	$8.72	$9.68
Net assets - End of year (000’s omitted)	$22,634	$24,985	$21,929	$24,049	$24,111
Total return[2]	9.49%	26.83%	(3.55%)	(3.12%)	37.61%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	0.45%	0.42%	0.41%	0.41%
Net investment income	2.26%	2.41%	2.53%	2.27%	2.04%
Series portfolio turnover	49%	58%	35%	31%	55%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Notes to Financial Statements

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of October 31, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

11

Disciplined Value Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of October 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$1,462,825	$1,462,825	$—	$—
Consumer Discretionary	6,606,037	6,606,037	—	—
Consumer Staples	12,176,709	12,176,709	—	—
Energy	21,971,809	21,971,809	—	—
Financials	37,600,089	37,600,089	—	—
Health Care	25,159,755	25,159,755	—	—
Industrials	19,272,690	19,272,690	—	—
Information Technology	7,624,449	7,624,449	—	—
Materials	12,182,657	12,182,657	—	—
Short-Term Investment	1,686,566	1,686,566	—	—
Total assets	$145,743,586	$145,743,586	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or October 31, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

12

Disciplined Value Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

13

Disciplined Value Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

14

Disciplined Value Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

Pursuant to the advisory fee waiver, the Advisor waived $125,564 in management fees for Class W shares for the year ended October 31, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $14,523 and $8,210 for Class W and Class Z shares, respectively, for year ended October 31, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

For the year ended October 31, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31, 2028
Class W	$14,523
Class Z	8,210

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $79,245,240 and $132,787,639, respectively. There were no purchases or sales of U.S. Government securities.

15

Disciplined Value Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE YEAR ENDED 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	262,794	$2,081,220	423,677	$3,386,664
Reinvested	563,541	4,389,028	608,748	4,521,138
Repurchased	(1,825,834)	(14,317,332)	(2,362,256)	(18,169,637)
Total	(999,499)	$(7,847,084)	(1,329,831)	$(10,261,835)

CLASS I	FOR THE YEAR ENDED 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	850,598	$7,263,302	1,053,601	$8,817,852
Reinvested	666,055	5,588,698	814,336	6,481,643
Repurchased	(2,726,873)	(23,031,754)	(4,197,921)	(35,242,950)
Total	(1,210,220)	$(10,179,754)	(2,329,984)	$(19,943,455)

CLASS W	FOR THE YEAR 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	477,850	$3,672,182	375,427	$2,951,725
Reinvested	672,582	5,238,497	791,159	5,900,054
Repurchased	(3,696,053)	(27,736,368)	(3,701,490)	(28,914,122)
Total	(2,545,621)	$(18,825,689)	(2,534,904)	$(20,062,343)

CLASS Z	FOR THE YEAR 10/31/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	148,433	$1,241,876	72,650	$606,116
Reinvested	280,904	2,357,566	263,798	2,101,853
Repurchased	(674,965)	(5,603,086)	(383,866)	(3,281,975)
Total	(245,628)	$(2,003,644)	(47,418)	$(574,006)

At October 31, 2025, the Advisor and its affiliates owned 0.3% of the Series. 22.4% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the year ended October 31, 2025, the Series borrowed for 3 days and the daily amount of borrowings outstanding under the line of credit was $4,500,000 with an interest rate of 5.69%. As of October 31, 2025, there was no borrowing outstanding.

16

Disciplined Value Series

Notes to Financial Statements (continued)

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of October 31, 2025.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales, utilization of of tax equalization and passive foreign investment companies (PFICs). The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. For the year ended October 31, 2025, amounts were reclassified within the capital accounts to increase Additional Paid in Capital by $1,155,000 and decrease Total Distributable Earnings by $1,155,000. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 10/31/2025	FOR THE YEAR ENDED 10/31/2024
Ordinary income	$6,221,270	$8,263,338
Long-term capital gains	11,700,168	11,029,759

At October 31, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$134,404,944
Unrealized appreciation	19,535,431
Unrealized depreciation	(8,196,789)
Net unrealized appreciation	$11,338,642
Undistributed ordinary income	$1,699,675
Undistributed long-term capital gains	$9,356,782

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

17

Disciplined Value Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Disciplined Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Disciplined Value Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

18

Disciplined Value Series

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, the Series reports for the current fiscal year $4,825,929 or, if different, the maximum amount allowable under the tax law, as qualified dividend income.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends received deduction for the current fiscal year is 73.32%.

The Series designates $10,851,791 as Long-Term Capital Gain dividends pursuant to Section 852(b) of the Code for the fiscal year ended October 31, 2025.

19

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

20

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

21

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

22

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-10/25-AR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Rainier International Discovery Series

Investment Portfolio - October 31, 2025

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 98.3%

Communication Services - 5.1%
Diversified Telecommunication Services - 1.3%
Helios Towers plc (Tanzania)*	1,653,607	$3,251,868
U-Next Holdings Co. Ltd. (Japan)	150,000	1,979,860
		5,231,728
Entertainment - 1.1%
CTS Eventim AG & Co. KGaA (Germany)	13,035	1,167,823
NetEase Cloud Music, Inc. (China)*1	97,350	3,022,827
		4,190,650
Interactive Media & Services - 2.7%
Rightmove plc (United Kingdom)	381,502	3,349,763
Scout24 SE (Germany)[1]	61,726	7,138,382
		10,488,145
Total Communication Services		19,910,523
Consumer Discretionary - 6.7%
Hotels, Restaurants & Leisure - 0.6%
Lemon Tree Hotels Ltd. (India)*1	1,358,054	2,526,553
Household Durables - 1.2%
Coway Co. Ltd. (South Korea)	32,502	2,032,344
Nikon Corp. (Japan)	242,600	2,829,367
		4,861,711
Specialty Retail - 4.0%
Auto1 Group SE (Germany)*	137,252	4,823,386
Cartrade Tech Ltd. (India)*	137,884	4,685,824
JUMBO S.A. (Greece)	97,381	3,091,261
PAL GROUP Holdings Co. Ltd. (Japan)	215,300	2,770,356
		15,370,827
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli S.p.A. (Italy)	33,031	3,347,638
Total Consumer Discretionary		26,106,729
Consumer Staples - 0.8%
Food Products - 0.4%
LT Foods Ltd. (India)	338,015	1,600,739
Personal Care Products - 0.4%
Cosmax, Inc. (South Korea)	10,722	1,535,382
Total Consumer Staples		3,136,121
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz S.A. (France)	30,149	5,970,404
Financials - 21.7%
Banks - 7.0%
Fukuoka Financial Group, Inc. (Japan)	200,000	5,812,075
Kyoto Financial Group, Inc. (Japan)	382,200	7,742,747
Mebuki Financial Group, Inc. (Japan)	705,800	4,403,921
Ringkjoebing Landbobank A/S (Denmark)	24,454	5,530,415

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Sydbank AS (Denmark)	41,740	$3,563,398
		27,052,556
Capital Markets - 10.8%
360 ONE WAM Ltd. (India)	368,655	4,486,573
Euronext N.V. (Netherlands)[1]	65,192	9,316,707
Multi Commodity Exchange of India Ltd. (India)	47,177	4,912,118
Nordnet AB publ (Sweden)	226,141	6,529,886
St. James’s Place plc (United Kingdom)	465,152	7,936,450
Swissquote Group Holding S.A. (Switzerland)	13,836	8,790,598
		41,972,332
Financial Services - 0.4%
PNB Housing Finance Ltd. (India)[1]	130,236	1,363,273
Insurance - 3.5%
Alm Brand A/S (Denmark)	986,096	2,776,127
Definity Financial Corp. (Canada)	181,264	8,432,837
Generation Development Group Ltd. (Australia)	514,792	2,409,335
		13,618,299
Total Financials		84,006,460
Health Care - 4.5%
Biotechnology - 0.3%
PharmaEssentia Corp. (Taiwan)	81,559	1,317,665
Health Care Equipment & Supplies - 0.5%
Classys, Inc. (South Korea)	57,361	1,980,306
Health Care Providers & Services - 0.8%
Max Healthcare Institute Ltd. (India)	236,184	3,053,826
Health Care Technology - 0.6%
Pro Medicus Ltd. (Australia)	12,962	2,225,639
Pharmaceuticals - 2.3%
ALK-Abello A/S (Denmark)*	263,254	8,684,338
Total Health Care		17,261,774
Industrials - 33.3%
Aerospace & Defense - 3.1%
Babcock International Group plc (United Kingdom)	561,944	8,973,706
Mildef Group AB (Sweden)	101,723	1,683,141
Saab AB - Class B (Sweden)	22,274	1,225,660
		11,882,507
Building Products - 0.5%
Munters Group AB (Sweden)[1]	119,206	2,017,513
Commercial Services & Supplies - 5.2%
Daiei Kankyo Co. Ltd. (Japan)	208,100	4,628,039
Element Fleet Management Corp. (Canada)	316,074	8,525,243

The accompanying notes are an integral part of the financial statements.

1

Rainier International Discovery Series

Investment Portfolio - October 31, 2025

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Japan Elevator Service Holdings Co. Ltd. (Japan)	585,100	$6,887,878
		20,041,160
Construction & Engineering - 0.5%
Budimex S.A. (Poland)	12,357	1,961,794
Electrical Equipment - 4.1%
Harbin Electric Co. Ltd. - Class H (China)	1,678,000	2,759,116
Hyosung Heavy Industries Corp. (South Korea)	3,928	5,859,165
Sinfonia Technology Co. Ltd. (Japan)	28,100	1,934,041
SWCC Corp. (Japan)	111,900	5,436,752
		15,989,074
Ground Transportation - 0.6%
TFI International, Inc. (Canada)	23,795	2,138,335
Machinery - 9.1%
FLSmidth & Co. A/S (Denmark)	80,776	6,290,811
HD Hyundai Marine Solution Co. Ltd. (South Korea)	19,862	3,350,039
The Japan Steel Works Ltd. (Japan)	102,300	6,699,953
Konecranes OYJ (Finland)	52,235	5,155,994
Mitsui E&S Co. Ltd. (Japan)	195,200	7,935,859
MNC Solution Co. Ltd. (South Korea)	24,030	3,138,784
THK Co. Ltd. (Japan)	105,400	2,806,540
		35,377,980
Professional Services - 3.6%
ALS Ltd. (Australia)	371,421	5,271,472
BayCurrent, Inc. (Japan)	100,600	4,613,921
Infomart Corp. (Japan)	714,900	1,517,005
Insource Co. Ltd. (Japan)	413,400	2,337,174
		13,739,572
Trading Companies & Distributors - 6.1%
Diploma plc (United Kingdom)	95,738	7,062,885
Howden Joinery Group plc (United Kingdom)	295,344	3,354,480
Sojitz Corp. (Japan)	324,100	8,598,520
Toromont Industries Ltd. (Canada)	39,425	4,736,735
		23,752,620
Transportation Infrastructure - 0.5%
Westports Holdings Bhd (Malaysia)	1,590,000	1,953,460
Total Industrials		128,854,015
Information Technology - 15.8%
Electronic Equipment, Instruments & Components - 8.1%
AAC Technologies Holdings, Inc. (China).	434,500	2,233,501
Celestica, Inc. (Canada)*	12,481	4,296,959
Cowell e Holdings, Inc. (Hong Kong)*	809,743	3,216,859
Halma plc (United Kingdom)	132,399	6,169,589
Kaynes Technology India Ltd. (India)*	53,046	4,001,872

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Lagercrantz Group AB - Class B (Sweden)	288,194	$7,050,592
Next Vision Stabilized Systems Ltd. (Israel)	61,888	2,717,121
VusionGroup (France)	5,948	1,653,254
		31,339,747
IT Services - 1.4%
JBCC Holdings, Inc. (Japan)	307,600	2,579,660
Kingsoft Cloud Holdings Ltd. (China)*	1,564,000	1,313,713
Sopra Steria Group (France)	8,920	1,388,366
		5,281,739
Semiconductors & Semiconductor Equipment - 2.7%
ASPEED Technology, Inc. (Taiwan)	29,000	5,142,953
BE Semiconductor Industries N.V. (Netherlands)	20,930	3,568,485
eMemory Technology, Inc. (Taiwan)	30,000	1,931,937
		10,643,375
Software - 3.6%
Catapult Sports Ltd. (Australia)*	201,896	886,417
Cellebrite DI Ltd. (Israel)*	92,958	1,585,863
Kinaxis, Inc. (Canada)*	29,929	3,624,214
Kingdee International Software Group Co. Ltd. (China)*	1,955,000	3,688,393
Technology One Ltd. (Australia)	167,367	4,030,873
		13,815,760
Total Information Technology		61,080,621
Materials - 6.7%
Chemicals - 1.1%
Fuso Chemical Co. Ltd. (Japan)	126,600	4,197,109
Construction Materials - 0.2%
Wienerberger AG (Austria)	26,461	785,485
Metals & Mining - 5.4%
Altius Minerals Corp. (Canada)	244,561	6,619,041
Imdex Ltd. (Australia)	1,487,757	3,344,599
OR Royalties, Inc. (Canada)	229,924	7,376,978
SSAB AB - Class B (Sweden)	576,201	3,567,776
		20,908,394
Total Materials		25,890,988
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Nomura Real Estate Holdings, Inc. (Japan)	356,100	2,033,642
Tosei Corp. (Japan)	192,300	4,091,357
Total Real Estate		6,124,999

The accompanying notes are an integral part of the financial statements.

2

Rainier International Discovery Series

Investment Portfolio - October 31, 2025

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NHPC Ltd. (India)	2,610,443	$2,492,097

TOTAL COMMON STOCKS
(Identified Cost $265,667,925)		380,834,731

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 4.00%[2]
(Identified Cost $10,268,981)	10,268,981	$10,268,981

TOTAL INVESTMENTS - 101.0%
(Identified Cost $275,936,906)		391,103,712
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(3,738,920)
NET ASSETS - 100%		$387,364,792

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2025 was $25,385,255, which represented 6.6% of the Series’ Net Assets.

2Rate shown is the current yield as of October 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 23.7% and Canada - 11.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Statement of Assets and Liabilities

October 31, 2025

ASSETS:

Investments, at value (identified cost $275,936,906) (Note 2)	$391,103,712
Foreign currency, at value (identified cost $726,947)	728,629
Receivable for securities sold	2,657,910
Dividends receivable	837,029
Foreign tax reclaims receivable	304,922
Receivable for fund shares sold	281,433
Prepaid expenses	1,143

TOTAL ASSETS	395,914,778

LIABILITIES:

Accrued management fees[1]	298,067
Accrued sub-transfer agent fees[1]	94,485
Accrued fund accounting and administration fees[1]	57,480
Directors' fees payable[1]	5,900
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	5,048
Accrued Chief Compliance Officer service fees[1]	3,086
Accrued foreign capital gains tax (Note 2)	1,482,482
Payable for fund shares repurchased	6,048,691
Payable for securities purchased	404,749
Distributions payable	9
Other payables and accrued expenses	149,989

TOTAL LIABILITIES	8,549,986

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$387,364,792

NET ASSETS CONSIST OF:

Capital stock	$134,290
Additional paid-in-capital	275,215,689
Total distributable earnings	112,014,813

TOTAL NET ASSETS	$387,364,792

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($23,593,311/835,646 shares)	$28.23

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($222,379,779/7,714,700 shares)	$28.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($26,280,778/907,794 shares)	$28.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($115,110,924/3,970,816 shares)	$28.99

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Statement of Operations

For the Year Ended October 31, 2025

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $908,465)	$6,553,331

EXPENSES:

Management fees (Note 3)	3,674,145
Sub-transfer agent fees (Note 3)	237,814
Fund accounting and administration fees (Note 3)	145,039
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	56,644
Directors’ fees (Note 3)	45,342
Chief Compliance Officer service fees (Note 3)	9,493
Custodian fees	113,581
Interest expense	15,551
Recoupment of past waived and/or reimbursed fees (Note 3)	13,672
Miscellaneous	280,816

Total Expenses	4,592,097
Less reduction of expenses (Note 3)	(302,997)

Net Expenses	4,289,100

NET INVESTMENT INCOME	2,264,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $1,188,194)	50,179,100
Foreign currency and translation of other assets and liabilities	(128,518)

50,050,582
Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $225,593)	36,341,610
Foreign currency and translation of other assets and liabilities	36,588

36,378,198

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	86,428,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,693,011

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	10/31/25	10/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,264,231	$3,419,106
Net realized gain (loss) on investments and foreign currency	50,050,582	47,065,773
Net change in unrealized appreciation (depreciation) on investments and foreign currency	36,378,198	41,232,495

Net increase (decrease) from operations	88,693,011	91,717,374

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	—	(313,094)
Class I	(295,208)	(3,552,679)
Class W	(258,788)	(529,411)
Class Z	(293,068)	(3,357,659)

Total distributions to shareholders	(847,064)	(7,752,843)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(118,591,238)	(183,049,801)

Net increase (decrease) in net assets	(30,745,291)	(99,085,270)

NET ASSETS:

Beginning of year	418,110,083	517,195,353

End of year	$387,364,792	$418,110,083

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$22.86	$19.64	$20.31	$34.75	$25.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.08	0.09	(0.00)[2]	(0.13)
Net realized and unrealized gain (loss) on investments	5.32	3.37	(0.76)	(10.85)	9.77
Total from investment operations	5.37	3.45	(0.67)	(10.85)	9.64
Less distributions to shareholders:
From net investment income	—	(0.23)	—	—	—
From net realized gain on investments	—	—	—	(3.59)	(0.51)
Total distributions to shareholders	—	(0.23)	—	(3.59)	(0.51)

Net asset value - End of year	$28.23	$22.86	$19.64	$20.31	$34.75
Net assets - End of year (000’s omitted)	$23,593	$23,389	$28,930	$32,038	$47,911
Total return[3]	23.49%	17.62%	(3.30%)	(34.40%)	38.06%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.40%	1.40%[4]	1.40%	1.39%	1.40%
Net investment income (loss)	0.20%	0.35%	0.42%	(0.02%)	(0.41%)
Series portfolio turnover	64%	66%	64%	76%	76%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	N/A	0.06%	N/A	0.00%[5]

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Financial Highlights - Class I

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$23.31	$20.04	$20.66	$35.24	$25.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.14	0.15	0.07	(0.05)
Net realized and unrealized gain (loss) on investments	5.43	3.44	(0.77)	(11.03)	9.89
Total from investment operations	5.55	3.58	(0.62)	(10.96)	9.84
Less distributions to shareholders:
From net investment income	(0.03)	(0.30)	—	(0.03)	—
From net realized gain on investments	—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.03)	(0.30)	—	(3.62)	(0.51)

Net asset value - End of year	$28.83	$23.31	$20.04	$20.66	$35.24
Net assets - End of year (000’s omitted)	$222,380	$231,802	$257,083	$281,907	$335,259
Total return[2]	23.85%	17.94%	(3.00%)	(34.25%)	38.41%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[3]	1.15%[4]	1.15%	1.12%	1.13%[5]
Net investment income (loss)	0.46%	0.59%	0.69%	0.28%	(0.14%)
Series portfolio turnover	64%	66%	64%	76%	76%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.14%.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.13%.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$23.40	$20.13	$20.75	$35.39	$25.93
Income (loss) from investment operations:
Net investment income[1]	0.39	0.39	0.38	0.33	0.28
Net realized and unrealized gain (loss) on investments	5.43	3.44	(0.77)	(11.03)	9.90
Total from investment operations	5.82	3.83	(0.39)	(10.70)	10.18
Less distributions to shareholders:
From net investment income	(0.27)	(0.55)	(0.23)	(0.35)	(0.21)
From net realized gain on investments	—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.27)	(0.55)	(0.23)	(3.94)	(0.72)

Net asset value - End of year	$28.95	$23.40	$20.13	$20.75	$35.39
Net assets - End of year (000’s omitted)	$26,281	$23,364	$19,504	$22,552	$32,618
Total return[2]	25.11%	19.13%	(2.01%)	(33.57%)	39.91%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.51%	1.66%	1.72%	1.28%	0.87%
Series portfolio turnover	64%	66%	64%	76%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.95%	0.95%	0.96%	0.92%	0.93%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class Z

	FOR THE YEAR ENDED
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$23.43	$20.14	$20.75	$35.36	$25.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.17	0.18	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	5.46	3.45	(0.77)	(11.06)	9.92
Total from investment operations	5.61	3.62	(0.59)	(10.97)	9.91
Less distributions to shareholders:
From net investment income	(0.05)	(0.33)	(0.02)	(0.05)	(0.00)[2]
From net realized gain on investments	—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.05)	(0.33)	(0.02)	(3.64)	(0.51)

Net asset value - End of year	$28.99	$23.43	$20.14	$20.75	$35.36
Net assets - End of year (000’s omitted)	$115,111	$139,556	$211,678	$305,353	$404,306
Total return[3]	23.99%	18.06%	(2.86%)	(34.17%)	38.61%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.60%	0.72%	0.81%	0.34%	(0.03%)
Series portfolio turnover	64%	66%	64%	76%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%	0.05%	0.06%	0.02%	0.03%

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Notes to Financial Statements

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of October 31, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

11

Rainier International Discovery Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of October 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$19,910,523	$—	$19,910,523	$—
Consumer Discretionary	26,106,729	—	26,106,729	—
Consumer Staples	3,136,121	—	3,136,121	—
Energy	5,970,404	—	5,970,404	—
Financials	84,006,460	8,432,837	75,573,623	—
Health Care	17,261,774	—	17,261,774	—
Industrials	128,854,015	15,400,313	113,453,702	—
Information Technology	61,080,621	9,507,036	51,573,585	—
Materials	25,890,988	13,996,019	11,894,969	—
Real Estate	6,124,999	—	6,124,999	—
Utilities	2,492,097	—	2,492,097	—
Short-Term Investment	10,268,981	10,268,981	—	—
Total assets	$391,103,712	$57,605,186	$333,498,526	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or October 31, 2025.

12

Rainier International Discovery Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended

13

Rainier International Discovery Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets for investment advisory services. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series' organization and generally administer the affairs of the Fund. The Advisor also selects and oversees the Sub-Advisor, who is responsible for management of the Series' portfolio and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to these agreements, the Advisor waived $221,870 in management fees for Class W shares for the year ended October 31, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $1,288, $11,938, and $67,901 for Class S, Class W, and Class Z shares, respectively, for the year ended October 31, 2025. These amounts are included as a reduction of expenses on the Statement of Operations.

For the year ended October 31, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class I	$13,672

As of October 31, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	TOTAL
Class S	$19,335	$—	$1,288	$20,623
Class I	4,691	—	—	4,691
Class W	14,511	10,583	11,938	37,032
Class Z	160,927	102,573	67,901	331,401

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates and Other Agreements (continued)

0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $248,890,893 and $353,387,852, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	35,118	$854,454	200,360	$4,543,590
Reinvested	—	—	12,261	266,196
Repurchased	(222,534)	(5,315,256)	(662,523)	(14,990,453)
Total	(187,416)	$(4,460,802)	(449,902)	$(10,180,667)

CLASS I	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,729,181	$44,134,265	2,523,600	$58,171,724
Reinvested	12,317	291,542	159,090	3,514,295
Repurchased	(3,969,182)	(101,991,484)	(5,570,410)	(128,129,961)
Total	(2,227,684)	$(57,565,677)	(2,887,720)	$(66,443,942)

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

CLASS W	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,705	$395,196	56,897	$1,336,948
Reinvested	10,989	258,788	24,097	529,411
Repurchased	(118,315)	(3,070,598)	(51,664)	(1,199,675)
Total	(90,621)	$(2,416,614)	29,330	$666,684

CLASS Z	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	10/31/25		10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	689,233	$17,964,455	786,973	$18,187,004
Reinvested	7,669	182,292	102,032	2,262,043
Repurchased	(2,682,346)	(72,294,892)	(5,445,578)	(127,540,923)
Total	(1,985,444)	$(54,148,145)	(4,556,573)	$(107,091,876)

At October 31, 2025, one shareholder owned 13.5% of the Series. In addition, the Advisor and its affiliates owned 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the year ended October 31, 2025, the Series borrowed for 10 days and the daily amount of borrowings outstanding under the line of credit was $14,960,000 with an interest rate of 5.54%. As of October 31, 2025, there was no borrowing outstanding.

8.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of October 31, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses, passive foreign investment companies (PFICs), foreign capital gain tax, and tax equalization. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series' net asset value. For the year ended October 31, 2025, amounts were reclassified within the capital accounts to increase Additional Paid in Capital by $135,000 and decrease Total Distributable Earnings by $135,000. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED 10/31/2025	ENDED 10/31/2024
Ordinary income	$847,064	$7,752,843

At October 31, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$288,428,679
Unrealized appreciation	110,639,935
Unrealized depreciation	(7,964,902)
Net unrealized appreciation	$102,675,033
Undistributed ordinary income	$9,405,776
Undistributed long-term capital gains	$1,427,788

For the year ended October 31, 2025, the capital loss carryover utilized was $46,048,151.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Rainier International Discovery Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Rainier International Discovery Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Rainier International Discovery Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

19

Rainier International Discovery Series

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, the Series reports for the current fiscal year $1,476,648 or, if different, the maximum amount allowable under the tax law, as qualified dividend income.

The Series has elected to pass through to its shareholders, foreign source income of $6,658,985 and foreign taxes paid of $2,003,737 for the year ended October 31, 2025.

The Series designates $1,514,943 as Long-Term Capital Gain dividends pursuant to Section 852(b) of the Code for the fiscal year ended October 31, 2025.

20

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

21

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

22

Rainier International Discovery Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

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26

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

MNIDS-10/25-AR

27

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

ITEM 8:	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9:	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10:	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included under Item 7.

ITEM 11:	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included under Item 7.

ITEM 12:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16:	Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 17:	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18:	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19:	Exhibits

(a)(1)	Code of ethics that is subject to the disclosure of Item 2 above.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: January 6, 2026

/s/ Jill Peeper

Jill Peeper

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: January 6, 2026